Vanguard Pacific Stock Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Australia (17.1%)
Commonwealth Bank of Australia	1,675,872	94,884
CSL Ltd.	428,127	88,053
BHP Group Ltd.	2,787,587	71,485
Westpac Banking Corp.	3,376,613	56,428
National Australia Bank Ltd.	2,727,065	46,584
Australia & New Zealand Banking Group Ltd.	2,681,554	45,647
Woolworths Group Ltd.	1,190,245	33,058
Wesfarmers Ltd.	1,069,938	32,100
Macquarie Group Ltd.	303,341	28,984
Transurban Group	2,561,925	26,705
Rio Tinto Ltd.	351,554	22,812
Woodside Petroleum Ltd.	883,106	20,233
Goodman Group	1,686,586	16,697
Amcor plc	1,530,687	16,085
Newcrest Mining Ltd. (XASX)	726,605	14,547
Aristocrat Leisure Ltd.	603,570	14,395
Scentre Group	4,989,960	12,803
Brambles Ltd.	1,476,691	12,334
Coles Group Ltd.	1,073,456	11,779
QBE Insurance Group Ltd.	1,240,807	11,295
Fortescue Metals Group Ltd.	1,502,299	11,129
ASX Ltd.	183,178	10,363
Insurance Australia Group Ltd.	2,188,057	10,289
Suncorp Group Ltd.	1,194,087	10,201
Telstra Corp. Ltd.	3,947,665	10,066
Santos Ltd.	1,674,174	9,609
Sonic Healthcare Ltd.	450,042	9,433
Origin Energy Ltd.	1,661,327	8,987
James Hardie Industries plc	417,803	8,785
Dexus	1,038,418	8,762
Cochlear Ltd.	53,215	8,475
APA Group	1,117,538	8,391
Mirvac Group	3,711,365	8,373
AGL Energy Ltd.	612,993	8,135
South32 Ltd.	4,676,894	8,025
Ramsay Health Care Ltd.	146,718	7,718
Stockland	2,266,198	7,409
GPT Group	1,846,801	7,369
Aurizon Holdings Ltd.	1,791,225	6,421
Lendlease Group	533,912	6,412
Oil Search Ltd.	1,257,228	6,009
Treasury Wine Estates Ltd.	680,926	5,849
Sydney Airport	1,051,177	5,847
Northern Star Resources Ltd.	671,606	5,785
Magellan Financial Group Ltd.	129,347	5,696
Tabcorp Holdings Ltd.	1,789,233	5,569
Computershare Ltd.	459,261	5,423
Orica Ltd.	358,395	5,415
Caltex Australia Ltd.	235,999	5,382

Medibank Pvt Ltd.	2,598,084	5,338
VIicinity Centres	2,972,857	5,018
SEEK Ltd.	325,803	4,885
Atlas Arteria Ltd.	890,036	4,793
BlueScope Steel Ltd.	480,208	4,494
* Afterpay Ltd.	174,454	4,356
AMP Ltd.	3,248,329	3,920
Coca-Cola Amatil Ltd.	487,411	3,873
Charter Hall Group	436,934	3,728
Boral Ltd.	1,103,281	3,636
REA Group Ltd.	47,006	3,557
Alumina Ltd.	2,359,453	3,398
Incitec Pivot Ltd.	1,516,947	3,294
Bendigo & Adelaide Bank Ltd.	465,530	3,214
Challenger Ltd.	538,088	3,186
Worley Ltd.	304,025	3,039
ALS Ltd.	455,357	2,910
Beach Energy Ltd.	1,658,848	2,894
* Saracen Mineral Holdings Ltd.	1,039,832	2,803
JB Hi-Fi Ltd.	105,285	2,769
Downer EDI Ltd.	556,710	2,727
Qube Holdings Ltd.	1,167,296	2,661
Altium Ltd.	101,649	2,653
Ansell Ltd.	123,439	2,609
Crown Resorts Ltd.	332,101	2,582
Iluka Resources Ltd.	396,317	2,535
Evolution Mining Ltd.	993,238	2,507
Orora Ltd.	1,135,603	2,424
Qantas Airways Ltd.	550,993	2,336
carsales.com Ltd.	198,638	2,261
Reliance Worldwide Corp. Ltd.	739,981	2,201
Link Administration Holdings Ltd.	484,032	2,181
Star Entertainment Grp Ltd.	774,719	2,139
^ Domino's Pizza Enterprises Ltd.	56,143	2,041
OZ Minerals Ltd.	299,567	2,001
Steadfast Group Ltd.	786,894	2,000
AusNet Services	1,696,568	1,999
Bank of Queensland Ltd.	373,805	1,900
Cromwell Property Group	2,256,968	1,842
IGO Ltd.	453,220	1,830
CIMIC Group Ltd.	91,707	1,774
Nine Entertainment Co. Holdings Ltd.	1,391,856	1,722
Cleanaway Waste Management Ltd.	1,273,073	1,719
IOOF Holdings Ltd.	325,028	1,694
TPG Telecom Ltd.	339,037	1,686
Appen Ltd.	101,226	1,669
Shopping Centres Australasia Property Group	857,109	1,651
Seven Group Holdings Ltd.	122,389	1,630
* NEXTDC Ltd.	318,302	1,592
Harvey Norman Holdings Ltd.	565,102	1,586
Pendal Group Ltd.	262,043	1,534
nib holdings Ltd.	423,049	1,515
Breville Group Ltd.	121,407	1,496
Charter Hall Long Wale REIT	392,503	1,486
CSR Ltd.	463,302	1,485
Mineral Resources Ltd.	131,314	1,476
Metcash Ltd.	848,596	1,471

	IRESS Ltd.	158,324	1,463
	Flight Centre Travel Group Ltd.	52,642	1,371
	IDP Education Ltd.	117,762	1,371
	Whitehaven Coal Ltd.	815,641	1,349
	Regis Resources Ltd.	439,002	1,346
	WiseTech Global Ltd.	77,761	1,271
*	Vocus Group Ltd.	558,710	1,252
	St. Barbara Ltd.	661,597	1,233
	BWP Trust	451,231	1,231
	Washington H Soul Pattinson & Co. Ltd.	84,722	1,207
	Perpetual Ltd.	41,926	1,183
*	GrainCorp Ltd. Class A	212,955	1,182
2	Viva Energy Group Ltd.	988,277	1,124
	Sims Ltd.	158,889	1,122
*	Nufarm Ltd.	300,958	1,098
	AP Eagers Ltd.	183,911	1,095
	Bapcor Ltd.	256,570	1,072
	Charter Hall Retail REIT	333,567	1,045
	Adelaide Brighton Ltd.	426,845	1,031
	Healius Ltd.	526,447	1,030
	PolyNovo Ltd.	550,888	1,019
	National Storage REIT	705,859	1,012
*	Nanosonics Ltd.	219,890	1,002
	Credit Corp. Group Ltd.	42,079	989
	Premier Investments Ltd.	74,164	975
^	InvoCare Ltd.	104,445	931
*	Lynas Corp. Ltd.	638,823	928
	Webjet Ltd.	119,429	926
	Monadelphous Group Ltd.	80,014	925
^	Corporate Travel Management Ltd.	78,391	921
	Platinum Asset Management Ltd.	288,791	905
	IPH Ltd.	148,586	899
	Abacus Property Group	341,872	860
	EML Payments Ltd.	238,277	826
	Bingo Industries Ltd.	443,699	819
	Viva Energy REIT	443,388	818
	Technology One Ltd.	143,211	802
*,^	Mesoblast Ltd.	407,607	796
	Super Retail Group Ltd.	127,817	796
	Aventus Group	396,742	793
	Silver Lake Resources Ltd.	711,107	788
*	Perseus Mining Ltd.	987,588	786
*	Gold Road Resources Ltd.	810,518	781
	Growthpoint Properties Australia Ltd.	265,555	772
	Ingenia Communities Group	240,651	767
	Brickworks Ltd.	57,793	764
	ARB Corp. Ltd.	59,793	735
^	Blackmores Ltd.	12,293	729
	Zip Co. Ltd.	275,969	723
*	IMF Bentham Ltd.	224,568	707
	Avita Medical Ltd.	1,637,668	706
	NRW Holdings Ltd.	341,867	703
	Elders Ltd.	136,580	672
	Perenti Global Ltd.	654,734	664
	Clinuvel Pharmaceuticals Ltd.	35,648	651
	Costa Group Holdings Ltd.	357,701	651
	Centuria Metropolitan REIT	316,030	634

*	Resolute Mining Ltd.	802,987	631
	GUD Holdings Ltd.	77,270	615
	Pro Medicus Ltd.	38,273	603
	Collins Foods Ltd.	105,403	599
	GWA Group Ltd.	251,450	597
^	Bega Cheese Ltd.	201,383	583
	Service Stream Ltd.	318,984	555
	Sandfire Resources Ltd.	150,792	554
	Domain Holdings Australia Ltd.	219,484	550
	Arena REIT	263,045	543
	G8 Education Ltd.	423,789	538
	Select Harvests Ltd.	93,080	528
	Ramelius Resources Ltd.	580,678	521
	Centuria Industrial REIT	213,571	520
	Tassal Group Ltd.	180,916	517
	Charter Hall Social Infrastructure REIT	213,158	496
*	Cooper Energy Ltd.	1,320,333	492
	Genworth Mortgage Insurance Australia Ltd.	194,659	474
	oOh!media Ltd.	210,092	472
	PointsBet Holdings Pty Ltd.	125,915	461
*	Emeco Holdings Ltd.	294,015	443
	Southern Cross Media Group Ltd.	751,752	436
	GDI Property Group	422,160	436
	Inghams Group Ltd.	184,584	434
*	Westgold Resources Ltd.	289,381	430
*	Mayne Pharma Group Ltd.	1,427,023	428
	McMillan Shakespeare Ltd.	49,786	426
	Jumbo Interactive Ltd.	48,171	425
*	Orocobre Ltd.	206,923	424
	Western Areas Ltd.	250,292	424
	Netwealth Group Ltd.	77,975	416
	Sigma Healthcare Ltd.	1,020,759	407
	Mount Gibson Iron Ltd.	668,444	401
	Estia Health Ltd.	238,316	389
	Rural Funds Group	311,763	385
	Lovisa Holdings Ltd.	51,825	382
	SmartGroup Corp. Ltd.	83,316	375
*,^	nearmap Ltd.	337,042	373
	FlexiGroup Ltd.	265,102	368
	Freedom Foods Group Ltd.	114,671	367
	Accent Group Ltd.	319,251	359
2	Coronado Global Resources Inc.	260,850	351
	Integral Diagnostics Ltd.	129,818	349
*	Pact Group Holdings Ltd.	189,015	346
	SeaLink Travel Group Ltd.	119,855	345
*,^	Pilbara Minerals Ltd.	1,782,244	343
	Australian Pharmaceutical Industries Ltd.	387,800	339
	Infigen Energy	633,664	333
*	Australian Agricultural Co. Ltd.	445,217	331
	Carnarvon Petroleum Ltd.	1,410,835	324
	HUB24 Ltd.	44,579	320
	Hotel Property Investments	138,959	316
	Cedar Woods Properties Ltd.	57,916	308
*	Eclipx Group Ltd.	287,536	305
*	Starpharma Holdings Ltd.	369,730	294
	BWX Ltd.	103,878	287
	AMA Group Ltd.	464,926	282

	HT&E Ltd.	246,397	280
*	Karoon Energy Ltd.	355,361	272
	New Hope Corp. Ltd.	215,516	267
	Village Roadshow Ltd.	98,515	265
*,^	Galaxy Resources Ltd.	389,376	262
*	Asaleo Care Ltd.	353,351	255
	Navigator Global Investments Ltd.	117,429	251
	Jupiter Mines Ltd.	1,264,559	243
	Aurelia Metals Ltd.	789,693	233
*,^	Myer Holdings Ltd.	779,855	227
*	Senex Energy Ltd.	1,075,633	223
^	Bubs Australia Ltd.	403,077	215
	Regis Healthcare Ltd.	131,205	210
	OFX Group Ltd.	208,339	210
	Data#3 Ltd.	67,822	203
*	Dacian Gold Ltd.	207,265	199
	Virtus Health Ltd.	56,162	161
	MACA Ltd.	246,293	157
	SG Fleet Group Ltd.	105,619	155
	Japara Healthcare Ltd.	239,690	154
*	Seven West Media Ltd.	891,866	147
*	Superloop Ltd.	242,910	142
*,^	Syrah Resources Ltd.	380,507	126
	WPP AUNZ Ltd.	296,820	114
^	SpeedCast International Ltd.	219,138	114
	Vita Group Ltd.	139,601	110
*	Clean TeQ Holdings Ltd.	522,681	85
	Electro Optic Systems Holdings Ltd.	11,614	81
	Paradigm Biopharmaceuticals Ltd.	26,181	73
*,^	New Century Resources Ltd.	465,760	67
*	Ainsworth Game Technology Ltd.	136,392	67
	Intega Group Ltd.	214,904	61
*	Cardno Ltd.	211,084	56
*	Liquefied Natural Gas Ltd.	538,805	55
	Emeco Holdings Ltd.	28,573	44
	Decmil Group Ltd.	159,817	43
	MyState Ltd.	8,821	32
	Codan Ltd.	4,424	23
	Newcrest Mining Ltd. ADR	25	1
*,§	BGP Holdings PLC Rights	15,642,708	—
*,§	DSHE Holdings Ltd.	147,770	—
			1,134,639
Hong Kong (8.1%)
	AIA Group Ltd.	11,441,312	113,371
	Hong Kong Exchanges & Clearing Ltd.	1,189,664	39,089
	CK Hutchison Holdings Ltd.	2,536,059	22,408
	Link REIT	1,995,298	20,177
	Sun Hung Kai Properties Ltd.	1,345,474	18,743
	Hong Kong & China Gas Co. Ltd.	9,344,189	17,882
	CK Asset Holdings Ltd.	2,540,498	16,231
	CLP Holdings Ltd.	1,551,360	16,133
	Hang Seng Bank Ltd.	686,752	13,882
	Galaxy Entertainment Group Ltd.	2,023,062	13,240
	BOC Hong Kong Holdings Ltd.	3,397,759	11,232
	Jardine Matheson Holdings Ltd.	201,352	11,224
	Sands China Ltd.	2,269,936	10,946
	Techtronic Industries Co. Ltd.	1,177,156	9,393

	Power Assets Holdings Ltd.	1,294,207	9,343
	China Mengniu Dairy Co. Ltd.	2,532,500	9,288
	MTR Corp. Ltd.	1,351,686	7,581
2	WH Group Ltd.	7,943,433	7,476
	New World Development Co. Ltd.	5,409,156	6,757
	Wharf Real Estate Investment Co. Ltd.	1,149,615	5,937
	Hongkong Land Holdings Ltd.	1,095,347	5,814
	Henderson Land Development Co. Ltd.	1,230,190	5,523
	Jardine Strategic Holdings Ltd.	171,651	5,253
*,^	Semiconductor Manufacturing International Corp.	2,864,021	5,230
	Wheelock & Co. Ltd.	777,668	4,734
	Lenovo Group Ltd.	7,074,000	4,616
	AAC Technologies Holdings Inc.	647,257	4,553
	Want Want China Holdings Ltd.	5,182,220	4,278
	Swire Pacific Ltd. Class A	477,252	4,191
	Sino Land Co. Ltd.	3,018,443	4,114
	CK Infrastructure Holdings Ltd.	587,813	4,101
	Hang Lung Properties Ltd.	1,915,841	4,002
	ASM Pacific Technology Ltd.	286,536	3,861
2	Budweiser Brewing Co. APAC Ltd.	1,113,500	3,367
	Swire Properties Ltd.	995,835	3,091
	Tingyi Cayman Islands Holding Corp.	1,755,900	2,962
	Wharf Holdings Ltd.	1,154,615	2,852
	Wynn Macau Ltd.	1,365,229	2,834
^	Vitasoy International Holdings Ltd.	756,304	2,726
	Bank of East Asia Ltd.	1,174,132	2,533
	Sun Art Retail Group Ltd.	2,063,731	2,452
	Xinyi Glass Holdings Ltd.	1,900,640	2,382
	PCCW Ltd.	3,856,715	2,272
2	Samsonite International SA	1,216,397	2,271
	Xinyi Solar Holdings Ltd.	3,175,001	2,219
	Hysan Development Co. Ltd.	574,726	2,145
	Hang Lung Group Ltd.	815,920	2,016
	Minth Group Ltd.	658,783	2,015
	NagaCorp Ltd.	1,408,972	1,987
	SJM Holdings Ltd.	1,739,639	1,940
	PRADA SPA	483,904	1,855
	Yue Yuen Industrial Holdings Ltd.	653,658	1,818
2	BOC Aviation Ltd.	195,825	1,805
	NWS Holdings Ltd.	1,341,887	1,724
	Melco International Development Ltd.	729,274	1,575
	Kerry Properties Ltd.	564,590	1,575
	Dairy Farm International Holdings Ltd.	283,401	1,456
	VTech Holdings Ltd.	149,650	1,353
	SITC International Holdings Co. Ltd.	1,099,586	1,295
	HKBN Ltd.	734,657	1,273
	United Energy Group Ltd.	7,108,000	1,254
	Swire Pacific Ltd. Class B	883,186	1,249
	Champion REIT	1,867,900	1,121
	Uni-President China Holdings Ltd.	1,064,038	1,083
	Man Wah Holdings Ltd.	1,424,652	982
^	MGM China Holdings Ltd.	701,336	979
	Shangri-La Asia Ltd.	1,032,928	952
	L'Occitane International SA	418,623	887
	Chow Tai Fook Jewellery Group Ltd.	982,218	885
	Luk Fook Holdings International Ltd.	309,406	838
	Kerry Logistics Network Ltd.	520,111	830

	Johnson Electric Holdings Ltd.	338,019	746
	Shun Tak Holdings Ltd.	1,683,370	722
	Cafe de Coral Holdings Ltd.	320,447	719
	Pacific Basin Shipping Ltd.	3,981,236	714
	Gemdale Properties & Investment Corp. Ltd.	5,291,080	714
^	Cathay Pacific Airways Ltd.	553,864	699
	Haitong International Securities Group Ltd.	2,343,891	674
	Shui On Land Ltd.	3,322,566	662
	Shougang Fushan Resources Group Ltd.	3,359,281	661
	First Pacific Co. Ltd.	2,069,939	650
	Towngas China Co. Ltd.	980,140	607
	Pou Sheng International Holdings Ltd.	2,021,253	602
	Sunlight REIT	943,089	599
	IGG Inc.	835,628	581
	K Wah International Holdings Ltd.	1,180,843	576
	Stella International Holdings Ltd.	410,500	569
	Nexteer Automotive Group Ltd.	767,211	564
*,^,2 Razer Inc.		3,263,000	513
^	Guotai Junan International Holdings Ltd.	3,011,336	509
	Asia Cement China Holdings Corp.	399,000	501
	Li & Fung Ltd.	5,614,213	492
	CITIC Telecom International Holdings Ltd.	1,376,470	475
*,^	MMG Ltd.	2,076,286	464
	Prosperity REIT	1,175,661	447
	Television Broadcasts Ltd.	287,347	440
^	Microport Scientific Corp.	404,219	439
	Far East Consortium International Ltd.	1,005,493	433
*,^	FIH Mobile Ltd.	2,791,581	432
	Value Partners Group Ltd.	800,665	431
	Road King Infrastructure Ltd.	252,814	424
	Dah Sing Financial Holdings Ltd.	116,660	419
^	Suncity Group Holdings Ltd.	2,070,000	411
	Lifestyle International Holdings Ltd.	407,907	408
	SUNeVision Holdings Ltd.	589,000	390
	Dah Sing Banking Group Ltd.	301,556	384
	China Harmony New Energy Auto Holding Ltd.	710,115	364
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	240,000	361
	China Travel International Investment Hong Kong Ltd.	2,204,268	352
§	Town Health International Medical Group Ltd.	3,921,659	347
*,^	COFCO Meat Holdings Ltd.	1,621,007	343
	Chinese Estates Holdings Ltd.	468,500	331
*	Esprit Holdings Ltd.	1,774,597	317
	Pacific Textiles Holdings Ltd.	472,697	306
^	United Laboratories International Holdings Ltd.	461,873	302
	VSTECS Holdings Ltd.	620,000	298
	Giordano International Ltd.	1,158,590	296
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	276,500	294
	SmarTone Telecommunications Holdings Ltd.	396,235	290
^	Canvest Environmental Protection Group Co. Ltd.	663,675	281
	Chow Sang Sang Holdings International Ltd.	234,922	274
	Huabao International Holdings Ltd.	835,071	269
^	NOVA Group Holdings Ltd.	1,185,000	238
	Sun Hung Kai & Co. Ltd.	528,182	236
*,§	Convoy Global Holdings Ltd.	10,860,141	234
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	210
2	IMAX China Holding Inc.	109,775	204
*,^	Hong Kong Television Network Ltd.	376,142	201

2	Regina Miracle International Holdings Ltd.	337,395	201
*	Truly International Holdings Ltd.	1,497,603	195
*,^	Macau Legend Development Ltd.	1,509,954	192
^	SA Sa International Holdings Ltd.	1,070,953	189
	Ju Teng International Holdings Ltd.	818,334	188
	Inspur International Ltd.	522,000	187
*,^	We Solutions Ltd.	3,364,000	179
2	Crystal International Group Ltd.	506,500	177
^	Anton Oilfield Services Group	1,896,022	175
*	G-Resources Group Ltd.	22,904,198	153
*,^	HC Group Inc.	581,607	151
*	Goodbaby International Holdings Ltd.	798,975	146
*,^	Digital Domain Holdings Ltd.	17,008,031	146
	Singamas Container Holdings Ltd.	1,481,323	137
*,^	Honghua Group Ltd.	2,354,517	129
	Lee's Pharmaceutical Holdings Ltd.	236,812	127
*	NewOcean Energy Holdings Ltd.	893,858	126
	Texwinca Holdings Ltd.	585,037	124
2	CGN New Energy Holdings Co. Ltd.	962,897	121
*,^	Lifestyle China Group Ltd.	433,899	116
*	Beijing Enterprises Medical	4,842,818	109
*	GCL New Energy Holdings Ltd.	6,003,422	107
*	China Silver Group Ltd.	1,092,976	107
	Emperor Capital Group Ltd.	4,205,145	93
	Henderson Investment Ltd.	1,111,863	88
*,^	China LNG Group Ltd.	1,674,344	88
	EVA Precision Industrial Holdings Ltd.	1,043,049	80
*	New World Department Store China Ltd.	482,000	77
*	Parkson Retail Group Ltd.	1,062,150	74
	Emperor Watch & Jewellery Ltd.	3,974,532	73
	BOE Varitronix Ltd.	240,699	70
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	64
^	Agritrade Resources Ltd.	2,365,000	62
*	KuangChi Science Ltd.	1,992,600	60
§	Camsing International Holding Ltd.	366,000	55
	Shenwan Hongyuan HK Ltd.	378,136	52
	Global Brands Group Holding Ltd.	651,774	41
*,§	China Baoli Technologies Holdings Ltd.	3,077,500	39
*	Future World Financial Holdings Ltd.	8,133,507	36
	Beijing Sports and Entertainment Industry Group Ltd.	815,000	25
*	Zhaobangji Properties Holdings Ltd.	40,000	6
	Guotai Junan International Holdings Ltd. Rights Exp. 02/24/20	1,003,778	—
			539,440
Japan (59.3%)
	Toyota Motor Corp.	2,325,525	161,688
	Sony Corp.	1,160,839	81,174
	SoftBank Group Corp.	1,530,970	61,812
	Mitsubishi UFJ Financial Group Inc.	11,788,672	60,530
	Keyence Corp.	170,266	57,236
	Takeda Pharmaceutical Co. Ltd.	1,439,024	55,263
	KDDI Corp.	1,616,166	48,839
	Recruit Holdings Co. Ltd.	1,209,612	47,146
	Sumitomo Mitsui Financial Group Inc.	1,226,788	43,133
	Shin-Etsu Chemical Co. Ltd.	376,350	43,041
	Honda Motor Co. Ltd.	1,645,686	42,089
	Daiichi Sankyo Co. Ltd.	600,649	40,590

Nintendo Co. Ltd.	100,695	37,041
Mizuho Financial Group Inc.	23,977,170	35,556
Kao Corp.	444,425	35,446
Daikin Industries Ltd.	250,573	35,308
Tokio Marine Holdings Inc.	622,124	33,770
Central Japan Railway Co.	170,752	33,515
Hitachi Ltd.	873,628	33,274
Hoya Corp.	347,546	33,262
FANUC Corp.	181,668	33,087
Astellas Pharma Inc.	1,783,701	31,518
Tokyo Electron Ltd.	140,684	30,943
NTT DOCOMO Inc.	1,086,229	30,862
Murata Manufacturing Co. Ltd.	537,879	30,452
East Japan Railway Co.	341,545	30,074
ITOCHU Corp.	1,283,692	29,988
Mitsubishi Corp.	1,163,721	29,833
Nippon Telegraph & Telephone Corp.	1,147,286	29,252
Mitsui & Co. Ltd.	1,599,357	28,446
Seven & i Holdings Co. Ltd.	727,749	27,904
Nidec Corp.	220,133	27,686
Fast Retailing Co. Ltd.	48,480	26,076
Mitsubishi Electric Corp.	1,864,514	25,852
Canon Inc.	957,211	25,102
Japan Tobacco Inc.	1,120,169	23,685
Shiseido Co. Ltd.	367,038	23,630
Mitsui Fudosan Co. Ltd.	886,860	23,489
SMC Corp.	54,229	23,409
Oriental Land Co. Ltd.	177,690	23,141
Terumo Corp.	610,932	21,991
Mitsubishi Estate Co. Ltd.	1,094,659	21,438
Chugai Pharmaceutical Co. Ltd.	204,546	20,951
Softbank Corp.	1,516,381	20,803
ORIX Corp.	1,211,811	20,470
Panasonic Corp.	2,012,635	20,002
Bridgestone Corp.	544,828	19,297
Daiwa House Industry Co. Ltd.	612,770	19,291
Fujitsu Ltd.	180,682	19,104
Komatsu Ltd.	863,237	19,087
Kyocera Corp.	289,692	19,035
Eisai Co. Ltd.	249,234	18,783
Suzuki Motor Corp.	405,647	18,561
Denso Corp.	429,503	17,619
Otsuka Holdings Co. Ltd.	395,421	17,567
FUJIFILM Holdings Corp.	341,387	16,955
Kirin Holdings Co. Ltd.	760,501	16,703
Asahi Group Holdings Ltd.	359,541	16,668
Kubota Corp.	1,037,905	16,253
Olympus Corp.	996,320	16,098
Secom Co. Ltd.	182,897	16,050
Shionogi & Co. Ltd.	265,307	15,779
Sumitomo Corp.	1,058,101	15,739
Dai-ichi Life Holdings Inc.	1,034,395	15,352
Nomura Holdings Inc.	2,970,514	15,207
MS&AD Insurance Group Holdings Inc.	456,868	15,174
West Japan Railway Co.	172,080	14,560
Subaru Corp.	578,448	14,468
Sumitomo Realty & Development Co. Ltd.	372,820	13,726

Aeon Co. Ltd.	660,038	13,500
Toshiba Corp.	417,258	13,336
Sysmex Corp.	178,711	12,785
Sumitomo Mitsui Trust Holdings Inc.	345,336	12,733
Unicharm Corp.	364,534	12,476
JXTG Holdings Inc.	2,830,659	12,039
Sompo Holdings Inc.	321,820	12,024
Asahi Kasei Corp.	1,175,316	12,022
TDK Corp.	113,127	11,977
Sekisui House Ltd.	545,625	11,732
M3 Inc.	397,888	11,581
Japan Post Holdings Co. Ltd.	1,255,820	11,424
Shimano Inc.	73,633	11,290
Nitori Holdings Co. Ltd.	69,937	10,868
Bandai Namco Holdings Inc.	184,043	10,694
Nippon Steel Corp.	770,716	10,694
Marubeni Corp.	1,478,843	10,626
NEC Corp.	236,159	10,512
Omron Corp.	178,789	10,238
Nissan Motor Co. Ltd.	1,825,230	9,904
Mitsubishi Heavy Industries Ltd.	269,639	9,836
Advantest Corp.	187,049	9,758
Z Holdings Corp.	2,454,188	9,748
Sumitomo Electric Industries Ltd.	710,603	9,473
Toray Industries Inc.	1,430,978	9,363
Ono Pharmaceutical Co. Ltd.	405,201	9,330
Japan Exchange Group Inc.	507,084	9,088
Chubu Electric Power Co. Inc.	659,402	8,955
Kintetsu Group Holdings Co. Ltd.	169,354	8,926
MEIJI Holdings Co. Ltd.	126,799	8,923
Makita Corp.	230,215	8,806
Tokyo Gas Co. Ltd.	399,634	8,786
Mitsubishi Chemical Holdings Corp.	1,204,446	8,704
Obic Co. Ltd.	63,088	8,596
Resona Holdings Inc.	2,062,524	8,506
Hankyu Hanshin Holdings Inc.	206,535	8,380
Yaskawa Electric Corp.	244,420	8,367
NTT Data Corp.	595,057	8,359
Kikkoman Corp.	171,999	8,335
Tokyu Corp.	466,401	8,219
Toyota Industries Corp.	151,272	8,182
Nitto Denko Corp.	146,147	8,124
Inpex Corp.	862,032	8,046
Pan Pacific International Holdings Corp.	479,908	7,744
Kansai Electric Power Co. Inc.	686,116	7,700
Yamaha Corp.	149,461	7,635
MINEBEA MITSUMI Inc.	391,799	7,611
Ajinomoto Co. Inc.	461,834	7,606
Taisei Corp.	189,490	7,565
Dai Nippon Printing Co. Ltd.	273,380	7,538
Ricoh Co. Ltd.	643,004	7,296
Toyota Tsusho Corp.	210,407	7,274
Daiwa Securities Group Inc.	1,419,176	7,177
Daito Trust Construction Co. Ltd.	60,922	7,176
Shimadzu Corp.	252,640	7,090
Obayashi Corp.	635,329	6,968
Nippon Paint Holdings Co. Ltd.	145,679	6,964

Tobu Railway Co. Ltd.	193,399	6,813
Dentsu Group Inc.	205,573	6,812
MISUMI Group Inc.	261,611	6,491
Odakyu Electric Railway Co. Ltd.	288,256	6,394
Sumitomo Metal Mining Co. Ltd.	223,663	6,359
Osaka Gas Co. Ltd.	372,465	6,303
Santen Pharmaceutical Co. Ltd.	337,207	6,289
Keio Corp.	108,725	6,219
Disco Corp.	26,171	6,028
Sumitomo Chemical Co. Ltd.	1,418,530	6,028
Rohm Co. Ltd.	82,519	5,936
AGC Inc.	173,524	5,849
Yakult Honsha Co. Ltd.	115,937	5,831
* Tokyo Electric Power Co. Holdings Inc.	1,469,607	5,819
Rakuten Inc.	745,265	5,749
JFE Holdings Inc.	485,404	5,748
Trend Micro Inc.	109,622	5,728
Idemitsu Kosan Co. Ltd.	225,022	5,616
TOTO Ltd.	136,566	5,549
Kyowa Kirin Co. Ltd.	235,502	5,536
T&D Holdings Inc.	516,155	5,502
Sekisui Chemical Co. Ltd.	329,360	5,486
Daifuku Co. Ltd.	90,964	5,477
Aisin Seiki Co. Ltd.	163,052	5,428
Kajima Corp.	426,342	5,409
Yamato Holdings Co. Ltd.	335,800	5,377
Nomura Research Institute Ltd.	243,739	5,364
Nissan Chemical Corp.	129,542	5,353
Shimizu Corp.	521,648	5,350
Nagoya Railroad Co. Ltd.	182,050	5,341
* Nexon Co. Ltd.	390,314	5,286
Toppan Printing Co. Ltd.	258,772	5,157
Hikari Tsushin Inc.	20,895	5,136
Hamamatsu Photonics KK	120,539	5,097
Suntory Beverage & Food Ltd.	118,914	5,035
Kyushu Railway Co.	150,770	4,933
SBI Holdings Inc.	212,172	4,918
Yamaha Motor Co. Ltd.	262,844	4,878
Asahi Intecc Co. Ltd.	176,752	4,870
Nissin Foods Holdings Co. Ltd.	64,525	4,843
Keisei Electric Railway Co. Ltd.	131,652	4,763
FamilyMart Co. Ltd.	217,432	4,755
Koito Manufacturing Co. Ltd.	108,221	4,696
Isuzu Motors Ltd.	477,954	4,683
Kobayashi Pharmaceutical Co. Ltd.	58,014	4,671
Marui Group Co. Ltd.	196,558	4,546
Hoshizaki Corp.	49,356	4,540
Mazda Motor Corp.	540,132	4,534
Lion Corp.	238,621	4,533
TIS Inc.	74,525	4,477
Kansai Paint Co. Ltd.	182,886	4,378
Brother Industries Ltd.	221,757	4,283
Hitachi High-Technologies Corp.	59,781	4,274
Keikyu Corp.	232,104	4,273
Nippon Shinyaku Co. Ltd.	48,060	4,261
SG Holdings Co. Ltd.	200,300	4,235
* Renesas Electronics Corp.	671,669	4,226

Tsuruha Holdings Inc.	34,331	4,202
Oji Holdings Corp.	826,809	4,201
Tohoku Electric Power Co. Inc.	445,640	4,177
Keihan Holdings Co. Ltd.	91,843	4,153
NGK Insulators Ltd.	247,505	4,150
Nisshin Seifun Group Inc.	242,705	4,144
NH Foods Ltd.	93,960	4,125
LIXIL Group Corp.	247,302	4,112
Hulic Co. Ltd.	338,938	4,109
Tokyu Fudosan Holdings Corp.	569,519	4,015
Concordia Financial Group Ltd.	1,056,333	3,982
Yokogawa Electric Corp.	228,164	3,970
Toho Co. Ltd.	107,199	3,949
Hirose Electric Co. Ltd.	31,811	3,945
Kuraray Co. Ltd.	326,267	3,922
Nikon Corp.	323,904	3,911
Hitachi Chemical Co. Ltd.	93,203	3,902
* PeptiDream Inc.	80,230	3,798
Otsuka Corp.	96,874	3,778
Seiko Epson Corp.	256,113	3,745
Sojitz Corp.	1,189,465	3,744
Tosoh Corp.	264,973	3,737
Yamada Denki Co. Ltd.	739,873	3,729
Ryohin Keikaku Co. Ltd.	221,900	3,710
Casio Computer Co. Ltd.	199,760	3,703
USS Co. Ltd.	199,457	3,620
Kyushu Electric Power Co. Inc.	438,078	3,607
Pigeon Corp.	102,195	3,607
CyberAgent Inc.	90,353	3,600
Chugoku Electric Power Co. Inc.	270,467	3,570
Japan Post Bank Co. Ltd.	385,603	3,569
Square Enix Holdings Co. Ltd.	72,554	3,562
Mitsui Chemicals Inc.	161,988	3,557
Toyo Suisan Kaisha Ltd.	84,575	3,543
Stanley Electric Co. Ltd.	137,249	3,535
Nippon Express Co. Ltd.	67,751	3,530
Kose Corp.	27,266	3,511
Lasertec Corp.	71,646	3,508
Electric Power Development Co. Ltd.	154,608	3,487
Nihon M&A Center Inc.	121,812	3,485
Fuji Electric Co. Ltd.	118,800	3,479
Konami Holdings Corp.	89,806	3,478
NSK Ltd.	411,910	3,436
Coca-Cola Bottlers Japan Holdings Inc.	130,399	3,432
Haseko Corp.	260,591	3,398
Alps Alpine Co. Ltd.	188,620	3,386
Taiyo Yuden Co. Ltd.	116,981	3,373
SUMCO Corp.	218,952	3,348
Shizuoka Bank Ltd.	476,499	3,345
Hisamitsu Pharmaceutical Co. Inc.	66,003	3,338
Azbil Corp.	122,796	3,311
Sony Financial Holdings Inc.	143,610	3,306
NGK Spark Plug Co. Ltd.	187,887	3,301
ANA Holdings Inc.	105,668	3,300
Skylark Holdings Co. Ltd.	179,608	3,289
Alfresa Holdings Corp.	162,600	3,267
Toho Gas Co. Ltd.	84,482	3,264

Kakaku.com Inc.	124,469	3,252
Sohgo Security Services Co. Ltd.	62,589	3,248
Showa Denko KK	134,559	3,218
Miura Co. Ltd.	92,143	3,192
Nabtesco Corp.	110,621	3,170
Seibu Holdings Inc.	202,604	3,158
Chiba Bank Ltd.	580,066	3,145
COMSYS Holdings Corp.	108,091	3,127
Hakuhodo DY Holdings Inc.	219,643	3,112
Amada Holdings Co. Ltd.	298,269	3,106
Japan Airlines Co. Ltd.	109,140	3,070
JSR Corp.	171,268	3,050
Taiheiyo Cement Corp.	113,236	3,048
Teijin Ltd.	169,706	3,034
Tokyo Tatemono Co. Ltd.	186,439	3,012
Kurita Water Industries Ltd.	102,764	3,005
Aozora Bank Ltd.	110,721	2,983
Mitsubishi Materials Corp.	118,168	2,972
Taiyo Nippon Sanso Corp.	135,532	2,971
MediPal Holdings Corp.	138,851	2,942
Japan Post Insurance Co. Ltd.	173,276	2,924
JGC Holdings Corp.	203,114	2,918
Taisho Pharmaceutical Holdings Co. Ltd.	40,810	2,883
Hitachi Metals Ltd.	185,986	2,858
Matsumotokiyoshi Holdings Co. Ltd.	71,334	2,852
Persol Holdings Co. Ltd.	158,111	2,827
IHI Corp.	118,165	2,799
Shinsei Bank Ltd.	182,364	2,792
Sumitomo Heavy Industries Ltd.	106,403	2,787
J Front Retailing Co. Ltd.	230,038	2,769
Suzuken Co. Ltd.	70,893	2,718
Itochu Techno-Solutions Corp.	91,614	2,698
Hitachi Construction Machinery Co. Ltd.	100,237	2,686
THK Co. Ltd.	107,599	2,683
Nankai Electric Railway Co. Ltd.	103,890	2,682
Sumitomo Dainippon Pharma Co. Ltd.	155,862	2,676
Kawasaki Heavy Industries Ltd.	135,255	2,667
Oracle Corp. Japan	30,717	2,659
Nomura Real Estate Holdings Inc.	107,920	2,658
MonotaRO Co. Ltd.	110,558	2,652
Bank of Kyoto Ltd.	66,235	2,647
Lawson Inc.	45,571	2,638
Fukuoka Financial Group Inc.	152,026	2,635
Park24 Co. Ltd.	104,412	2,622
Isetan Mitsukoshi Holdings Ltd.	335,813	2,622
Mitsubishi Gas Chemical Co. Inc.	172,590	2,613
Relo Group Inc.	97,616	2,607
Konica Minolta Inc.	423,741	2,587
Ito En Ltd.	53,034	2,575
Mitsubishi UFJ Lease & Finance Co. Ltd.	410,219	2,569
Welcia Holdings Co. Ltd.	46,782	2,569
Sega Sammy Holdings Inc.	187,567	2,554
Mitsui OSK Lines Ltd.	105,165	2,529
Daicel Corp.	265,579	2,514
Rohto Pharmaceutical Co. Ltd.	90,047	2,493
^ Anritsu Corp.	129,353	2,487
Rinnai Corp.	34,736	2,476

Nichirei Corp.	101,601	2,456
Ebara Corp.	88,930	2,453
GMO Payment Gateway Inc.	37,692	2,424
* LINE Corp.	49,110	2,420
Toyo Seikan Group Holdings Ltd.	142,831	2,416
Capcom Co. Ltd.	84,868	2,401
Sawai Pharmaceutical Co. Ltd.	36,848	2,395
Kyowa Exeo Corp.	95,884	2,394
Asics Corp.	162,505	2,374
Hino Motors Ltd.	253,156	2,371
Credit Saison Co. Ltd.	147,225	2,362
Nippon Yusen KK	148,159	2,359
Ibiden Co. Ltd.	101,979	2,349
Calbee Inc.	69,850	2,284
JTEKT Corp.	214,610	2,276
Yamazaki Baking Co. Ltd.	119,541	2,275
TechnoPro Holdings Inc.	34,341	2,274
Sankyu Inc.	46,068	2,271
Iida Group Holdings Co. Ltd.	132,738	2,237
Denka Co. Ltd.	82,371	2,225
Horiba Ltd.	35,820	2,216
Tokyo Century Corp.	43,483	2,212
Mitsubishi Motors Corp.	584,291	2,177
House Foods Group Inc.	68,054	2,158
Mebuki Financial Group Inc.	951,370	2,108
Kinden Corp.	123,721	2,108
Kewpie Corp.	101,074	2,108
Nifco Inc.	80,010	2,097
SCSK Corp.	38,905	2,085
NOF Corp.	63,972	2,082
Sundrug Co. Ltd.	60,493	2,050
Kamigumi Co. Ltd.	95,885	2,049
Ezaki Glico Co. Ltd.	47,758	2,038
^ Goldwin Inc.	33,532	2,035
Sushiro Global Holdings Ltd.	24,017	2,015
Nihon Kohden Corp.	68,651	2,012
K's Holdings Corp.	165,360	2,008
Zenkoku Hosho Co. Ltd.	46,865	2,005
Japan Airport Terminal Co. Ltd.	42,883	1,976
Sharp Corp.	145,215	1,970
Air Water Inc.	143,369	1,969
DIC Corp.	74,719	1,959
Sotetsu Holdings Inc.	72,138	1,928
Sanwa Holdings Corp.	180,774	1,902
Ube Industries Ltd.	94,300	1,893
SCREEN Holdings Co. Ltd.	36,317	1,886
Sumitomo Rubber Industries Ltd.	169,345	1,861
Zensho Holdings Co. Ltd.	87,770	1,859
Aeon Mall Co. Ltd.	111,801	1,858
Nihon Unisys Ltd.	60,799	1,854
Seven Bank Ltd.	619,572	1,853
Daiichikosho Co. Ltd.	38,107	1,851
Nippon Kayaku Co. Ltd.	156,818	1,839
^ Maeda Road Construction Co. Ltd.	53,929	1,823
Seino Holdings Co. Ltd.	142,410	1,820
Cosmos Pharmaceutical Corp.	8,259	1,814
Amano Corp.	62,380	1,801

Benesse Holdings Inc.	65,218	1,792
SHO-BOND Holdings Co. Ltd.	43,786	1,788
Kagome Co. Ltd.	72,534	1,788
Nippon Shokubai Co. Ltd.	30,052	1,762
Justsystems Corp.	31,842	1,733
Mabuchi Motor Co. Ltd.	47,361	1,726
Morinaga & Co. Ltd.	35,910	1,724
Sumitomo Forestry Co. Ltd.	123,286	1,712
Acom Co. Ltd.	362,326	1,697
Ship Healthcare Holdings Inc.	37,505	1,682
DeNA Co. Ltd.	101,335	1,667
Yokohama Rubber Co. Ltd.	97,812	1,663
^ Tokai Carbon Co. Ltd.	183,186	1,656
AEON Financial Service Co. Ltd.	105,731	1,652
Sugi Holdings Co. Ltd.	32,831	1,645
Fancl Corp.	62,768	1,639
Ulvac Inc.	45,375	1,637
Kaken Pharmaceutical Co. Ltd.	31,039	1,637
Tsumura & Co.	59,565	1,618
Nishi-Nippon Railroad Co. Ltd.	69,947	1,617
Ain Holdings Inc.	26,407	1,614
Hachijuni Bank Ltd.	420,906	1,608
Kaneka Corp.	52,330	1,604
Tokuyama Corp.	63,082	1,600
ABC-Mart Inc.	24,766	1,589
Maruichi Steel Tube Ltd.	56,927	1,580
Shimamura Co. Ltd.	20,851	1,567
Mitsubishi Logistics Corp.	61,600	1,561
Penta-Ocean Construction Co. Ltd.	263,075	1,554
ZOZO Inc.	92,968	1,548
Toyoda Gosei Co. Ltd.	67,359	1,528
Dowa Holdings Co. Ltd.	42,229	1,519
Infomart Corp.	190,832	1,510
Aica Kogyo Co. Ltd.	48,355	1,509
Ushio Inc.	103,137	1,509
Pola Orbis Holdings Inc.	68,852	1,492
Hazama Ando Corp.	181,559	1,486
Kyushu Financial Group Inc.	354,291	1,479
Open House Co. Ltd.	55,524	1,476
Takashimaya Co. Ltd.	137,957	1,475
Bic Camera Inc.	135,493	1,469
Mani Inc.	58,015	1,456
Sankyo Co. Ltd.	43,178	1,451
Nippon Electric Glass Co. Ltd.	75,064	1,450
Unizo Holdings Co. Ltd.	28,492	1,449
Tokyo Ohka Kogyo Co. Ltd.	34,916	1,447
Nippon Paper Industries Co. Ltd.	88,709	1,444
Takara Holdings Inc.	163,179	1,439
Chugoku Bank Ltd.	151,001	1,431
Zeon Corp.	133,414	1,417
Koei Tecmo Holdings Co. Ltd.	53,787	1,412
Morinaga Milk Industry Co. Ltd.	36,913	1,412
NOK Corp.	105,929	1,411
PALTAC Corp.	30,052	1,406
Sapporo Holdings Ltd.	57,708	1,395
GS Yuasa Corp.	70,438	1,390
Toda Corp.	216,020	1,385

Rengo Co. Ltd.	197,026	1,381
Topcon Corp.	99,914	1,376
Sumitomo Osaka Cement Co. Ltd.	33,726	1,371
Wacoal Holdings Corp.	51,267	1,365
Yoshinoya Holdings Co. Ltd.	60,202	1,361
Glory Ltd.	47,043	1,342
Furukawa Electric Co. Ltd.	57,573	1,337
ADEKA Corp.	92,338	1,334
Nippon Suisan Kaisha Ltd.	243,175	1,326
Nagase & Co. Ltd.	96,285	1,325
FP Corp.	21,593	1,310
TS Tech Co. Ltd.	47,461	1,304
Pilot Corp.	33,384	1,303
Shochiku Co. Ltd.	9,556	1,294
Meitec Corp.	22,581	1,284
OKUMA Corp.	28,140	1,282
Yamaguchi Financial Group Inc.	212,204	1,277
NET One Systems Co. Ltd.	77,312	1,275
DMG Mori Co. Ltd.	92,324	1,272
Iyo Bank Ltd.	245,225	1,266
Kobe Steel Ltd.	276,406	1,262
Toagosei Co. Ltd.	112,814	1,261
Daido Steel Co. Ltd.	32,545	1,245
Tokyo Seimitsu Co. Ltd.	35,721	1,243
Gunma Bank Ltd.	384,972	1,237
Jafco Co. Ltd.	29,555	1,229
Miraca Holdings Inc.	46,742	1,229
OSG Corp.	72,497	1,220
Nichias Corp.	50,639	1,207
Hiroshima Bank Ltd.	266,826	1,198
Shikoku Electric Power Co. Inc.	141,025	1,196
Mizuho Leasing Co. Ltd.	39,966	1,191
Nipro Corp.	104,648	1,191
NHK Spring Co. Ltd.	147,841	1,190
Inaba Denki Sangyo Co. Ltd.	47,560	1,190
Mitsui Mining & Smelting Co. Ltd.	50,445	1,189
Izumi Co. Ltd.	37,615	1,186
Hitachi Transport System Ltd.	40,999	1,177
Toyo Tire Corp.	94,130	1,177
Kotobuki Spirits Co. Ltd.	17,813	1,176
Fuji Corp.	74,636	1,173
en-japan Inc.	29,400	1,168
SMS Co. Ltd.	47,068	1,166
Iwatani Corp.	34,911	1,163
Ariake Japan Co. Ltd.	17,017	1,163
* Hokuriku Electric Power Co.	156,242	1,162
Kokuyo Co. Ltd.	78,607	1,162
Cosmo Energy Holdings Co. Ltd.	60,001	1,157
Maeda Corp.	121,077	1,156
Jeol Ltd.	35,824	1,153
Fujitsu General Ltd.	51,540	1,152
Citizen Watch Co. Ltd.	237,381	1,148
JCR Pharmaceuticals Co. Ltd.	13,233	1,135
Fuyo General Lease Co. Ltd.	18,111	1,130
Nisshinbo Holdings Inc.	130,911	1,126
Nippon Gas Co. Ltd.	35,517	1,123
Fujitec Co. Ltd.	68,340	1,113

Sumitomo Bakelite Co. Ltd.	30,750	1,105
Toyobo Co. Ltd.	80,892	1,104
Nippo Corp.	44,963	1,103
Nitto Boseki Co. Ltd.	26,369	1,094
Hokuhoku Financial Group Inc.	113,805	1,091
Digital Garage Inc.	29,848	1,088
Nippon Light Metal Holdings Co. Ltd.	565,346	1,079
Kyudenko Corp.	37,218	1,074
Shimachu Co. Ltd.	37,588	1,073
NTN Corp.	404,817	1,073
cocokara fine Inc.	17,415	1,072
Systena Corp.	63,880	1,072
As One Corp.	11,742	1,064
Fuji Oil Holdings Inc.	40,890	1,060
GMO internet Inc.	55,212	1,058
Duskin Co. Ltd.	38,395	1,058
Yaoko Co. Ltd.	20,601	1,054
Nikkon Holdings Co. Ltd.	45,653	1,053
Sanrio Co. Ltd.	53,176	1,049
Menicon Co. Ltd.	23,392	1,048
Shiga Bank Ltd.	43,564	1,046
NSD Co. Ltd.	64,652	1,042
Fukuyama Transporting Co. Ltd.	31,145	1,035
Hitachi Capital Corp.	38,102	1,031
* Kawasaki Kisen Kaisha Ltd.	77,814	1,026
Nishimatsu Construction Co. Ltd.	46,041	1,021
TOKAI Holdings Corp.	107,075	1,020
Japan Steel Works Ltd.	56,581	1,013
Colowide Co. Ltd.	49,837	1,011
JINS Holdings Inc.	14,230	1,001
Takasago Thermal Engineering Co. Ltd.	57,198	993
Toho Holdings Co. Ltd.	48,260	991
Milbon Co. Ltd.	17,614	986
Benefit One Inc.	56,080	980
77 Bank Ltd.	64,570	978
Kureha Corp.	17,426	977
Heiwa Corp.	46,856	968
Showa Corp.	46,672	963
Tsubakimoto Chain Co.	31,244	961
Kenedix Inc.	190,908	960
Lintec Corp.	44,367	959
Kumagai Gumi Co. Ltd.	33,537	957
Daiseki Co. Ltd.	35,620	957
Kansai Mirai Financial Group Inc.	165,232	953
Daiwabo Holdings Co. Ltd.	17,116	953
Mirait Holdings Corp.	63,738	952
Heiwa Real Estate Co. Ltd.	32,235	950
Mitsubishi Logisnext Co. Ltd.	62,961	948
Sangetsu Corp.	53,605	946
Mochida Pharmaceutical Co. Ltd.	25,180	943
Kandenko Co. Ltd.	100,014	942
Daishi Hokuetsu Financial Group Inc.	38,248	942
Canon Marketing Japan Inc.	39,489	941
Taikisha Ltd.	27,467	939
Sakata Seed Corp.	29,350	938
Keihin Corp.	40,099	937
Kanematsu Corp.	73,014	936

Oki Electric Industry Co. Ltd.	75,110	935
Tomy Co. Ltd.	86,286	933
Nishi-Nippon Financial Holdings Inc.	140,742	928
Kyoritsu Maintenance Co. Ltd.	23,188	928
Fujikura Ltd.	252,122	924
Resorttrust Inc.	58,594	919
Katitas Co. Ltd.	22,800	916
Kusuri no Aoki Holdings Co. Ltd.	15,126	911
Asahi Holdings Inc.	35,858	900
Create Restaurants Holdings Inc.	42,888	894
Megmilk Snow Brand Co. Ltd.	38,206	893
Toei Co. Ltd.	6,468	893
Toshiba TEC Corp.	22,787	892
DTS Corp.	38,312	888
NS Solutions Corp.	30,148	886
BayCurrent Consulting Inc.	12,547	876
Outsourcing Inc.	95,730	867
Tadano Ltd.	102,766	866
Okumura Corp.	32,685	864
^ Daio Paper Corp.	65,566	861
Nihon Parkerizing Co. Ltd.	82,751	858
Orient Corp.	548,945	844
Paramount Bed Holdings Co. Ltd.	20,311	841
Kiyo Bank Ltd.	58,700	839
Ichibanya Co. Ltd.	16,024	837
Trusco Nakayama Corp.	35,918	836
Nomura Co. Ltd.	73,540	835
CKD Corp.	52,345	828
DCM Holdings Co. Ltd.	86,362	825
Zojirushi Corp.	41,398	823
^ Matsui Securities Co. Ltd.	100,223	818
Toyota Boshoku Corp.	56,226	812
Fuji Seal International Inc.	38,703	811
Autobacs Seven Co. Ltd.	55,514	809
NEC Networks & System Integration Corp.	21,495	803
Elecom Co. Ltd.	19,911	803
Takara Bio Inc.	42,886	800
Kissei Pharmaceutical Co. Ltd.	28,352	798
Kobe Bussan Co. Ltd.	20,800	796
Fuji Soft Inc.	19,803	794
Japan Material Co. Ltd.	54,336	793
Maruha Nichiro Corp.	33,132	792
Hanwa Co. Ltd.	32,829	792
Hokkaido Electric Power Co. Inc.	168,470	790
Tokyo Dome Corp.	82,767	777
Fuji Kyuko Co. Ltd.	22,093	775
Totetsu Kogyo Co. Ltd.	26,570	774
* Aiful Corp.	285,042	773
Tokai Rika Co. Ltd.	45,370	771
EDION Corp.	74,257	768
Sumitomo Mitsui Construction Co. Ltd.	135,932	765
San-In Godo Bank Ltd.	138,898	762
Funai Soken Holdings Inc.	30,256	761
Itoham Yonekyu Holdings Inc.	120,536	758
Japan Aviation Electronics Industry Ltd.	42,591	755
Central Glass Co. Ltd.	34,416	748
Senko Group Holdings Co. Ltd.	93,410	747

Shinko Electric Industries Co. Ltd.	63,093	741
Prestige International Inc.	81,606	740
Internet Initiative Japan Inc.	26,573	739
Nissin Kogyo Co. Ltd.	36,423	736
Okamura Corp.	76,623	736
Toyo Ink SC Holdings Co. Ltd.	33,022	736
Makino Milling Machine Co. Ltd.	19,613	734
Hogy Medical Co. Ltd.	21,396	734
Takuma Co. Ltd.	67,252	733
Atom Corp.	77,351	725
Nisshin Oillio Group Ltd.	21,590	722
Japan Lifeline Co. Ltd.	60,408	719
Japan Petroleum Exploration Co. Ltd.	29,237	718
H2O Retailing Corp.	79,100	717
Nippon Signal Company Ltd.	56,821	717
Iriso Electronics Co. Ltd.	18,907	716
Nippon Soda Co. Ltd.	26,572	715
Meidensha Corp.	38,515	715
Yamato Kogyo Co. Ltd.	29,454	714
Okinawa Electric Power Co. Inc.	38,695	713
San-A Co. Ltd.	17,316	708
Nikkiso Co. Ltd.	56,920	708
Kumiai Chemical Industry Co. Ltd.	92,037	706
Mandom Corp.	31,127	705
Ichigo Inc.	187,243	703
HIS Co. Ltd.	30,348	697
TKC Corp.	14,032	695
Taiyo Holdings Co. Ltd.	16,420	695
Ogaki Kyoritsu Bank Ltd.	33,719	694
Kanamoto Co. Ltd.	28,175	694
Max Co. Ltd.	37,018	692
Awa Bank Ltd.	31,423	691
Nanto Bank Ltd.	29,021	687
Earth Corp.	12,839	686
Japan Elevator Service Holdings Co. Ltd.	30,600	684
Anicom Holdings Inc.	19,034	681
Nippon Densetsu Kogyo Co. Ltd.	32,138	679
Hokkoku Bank Ltd.	23,184	679
Takara Standard Co. Ltd.	39,481	677
United Arrows Ltd.	25,278	672
KH Neochem Co. Ltd.	31,037	668
Tokyo Steel Manufacturing Co. Ltd.	89,149	668
Macnica Fuji Electronics Holdings Inc.	44,659	667
Noevir Holdings Co. Ltd.	14,627	666
Nichiha Corp.	27,668	665
Showa Sangyo Co. Ltd.	23,886	658
Shinmaywa Industries Ltd.	50,629	658
* Suruga Bank Ltd.	166,283	655
Transcosmos Inc.	25,277	653
Nippon Flour Mills Co. Ltd.	43,263	653
ASKUL Corp.	19,905	650
Kadokawa Corp.	38,844	650
Nachi-Fujikoshi Corp.	17,613	647
FCC Co. Ltd.	31,938	646
MOS Food Services Inc.	23,286	643
Sato Holdings Corp.	22,493	639
Seiko Holdings Corp.	26,193	638

	GungHo Online Entertainment Inc.	35,065	638
	Joyful Honda Co. Ltd.	56,414	638
	Toshiba Machine Co. Ltd.	20,793	636
	Nippon Steel Trading Corp.	14,035	635
	Kato Sangyo Co. Ltd.	20,399	633
	Prima Meat Packers Ltd.	28,565	631
	Juroku Bank Ltd.	30,437	628
*,^	Leopalace21 Corp.	217,876	626
	Ohsho Food Service Corp.	10,350	621
	Bank of Okinawa Ltd.	19,480	620
	Nojima Corp.	31,350	618
	Raito Kogyo Co. Ltd.	43,988	616
	Fuji Media Holdings Inc.	45,284	616
	Valor Holdings Co. Ltd.	35,225	616
	Gunze Ltd.	15,422	615
	Starts Corp. Inc.	25,460	615
	Koshidaka Holdings Co. Ltd.	43,468	614
	KOMEDA Holdings Co. Ltd.	30,458	608
	Eizo Corp.	18,610	607
	Sekisui Jushi Corp.	27,671	605
	Tokai Tokyo Financial Holdings Inc.	203,034	604
	Onward Holdings Co. Ltd.	104,959	603
	Keiyo Bank Ltd.	113,653	601
	Hitachi Zosen Corp.	160,034	600
	Tokyo Broadcasting System Holdings Inc.	34,637	599
	Hosiden Corp.	54,634	599
	Giken Ltd.	13,637	599
	JCU Corp.	21,098	599
	Komeri Co. Ltd.	27,570	594
	Dip Corp.	18,606	592
	Daihen Corp.	18,907	590
	Yamazen Corp.	63,692	590
	BML Inc.	20,803	589
	ZERIA Pharmaceutical Co. Ltd.	33,205	588
	Ai Holdings Corp.	34,536	587
	Exedy Corp.	28,363	587
	Japan Wool Textile Co. Ltd.	61,500	587
	Towa Pharmaceutical Co. Ltd.	25,680	586
	Chudenko Corp.	25,282	584
	Aeon Delight Co. Ltd.	17,014	584
	Eiken Chemical Co. Ltd.	29,356	583
	Sumitomo Warehouse Co. Ltd.	44,936	582
	Nippon Seiki Co. Ltd.	39,591	582
	Kameda Seika Co. Ltd.	13,038	581
	Jaccs Co. Ltd.	24,484	578
	Round One Corp.	62,001	578
	Strike Co. Ltd.	13,530	577
	Hokuetsu Corp.	124,456	574
	Mitsubishi Pencil Co. Ltd.	39,192	573
	Nissan Shatai Co. Ltd.	59,610	566
	Morita Holdings Corp.	36,016	566
	Kohnan Shoji Co. Ltd.	25,877	564
	Topre Corp.	37,112	563
	Kitz Corp.	80,588	558
	Maruwa Co. Ltd.	7,662	557
	Financial Products Group Co. Ltd.	59,518	556
	Daibiru Corp.	45,087	555

KYORIN Holdings Inc.	30,887	555
Yokogawa Bridge Holdings Corp.	29,559	554
^ Royal Holdings Co. Ltd.	25,279	553
UACJ Corp.	26,969	550
Kintetsu World Express Inc.	34,435	549
OBIC Business Consultants Co. Ltd.	14,332	549
Arcs Co. Ltd.	31,141	548
Kisoji Co. Ltd.	20,200	547
Takeuchi Manufacturing Co. Ltd.	32,341	546
Descente Ltd.	33,588	546
Sanki Engineering Co. Ltd.	39,998	544
Shibuya Corp.	19,504	541
Shoei Co. Ltd.	11,900	541
Relia Inc.	40,506	540
Inabata & Co. Ltd.	40,298	539
* Mitsui E&S Holdings Co. Ltd.	64,557	539
Ryosan Co. Ltd.	23,278	538
Sanken Electric Co. Ltd.	21,296	537
Nitto Kogyo Corp.	25,777	534
Infocom Corp.	19,215	533
Uchida Yoko Co. Ltd.	8,159	532
North Pacific Bank Ltd.	265,393	532
San-Ai Oil Co. Ltd.	53,242	531
Saizeriya Co. Ltd.	24,281	531
Shima Seiki Manufacturing Ltd.	27,468	530
Nichicon Corp.	58,414	528
Hyakugo Bank Ltd.	175,738	526
SKY Perfect JSAT Holdings Inc.	122,330	526
Maxell Holdings Ltd.	39,902	524
Arata Corp.	12,649	523
Nissin Electric Co. Ltd.	43,790	523
Create SD Holdings Co. Ltd.	20,999	522
Nagaileben Co. Ltd.	24,283	522
Adastria Co. Ltd.	26,472	520
Pacific Industrial Co. Ltd.	43,592	519
Nitta Corp.	18,511	518
NichiiGakkan Co. Ltd.	37,520	518
Aruhi Corp.	31,821	518
Seiren Co. Ltd.	40,282	514
* KYB Corp.	19,027	512
Yuasa Trading Co. Ltd.	15,926	511
Token Corp.	7,366	509
Okasan Securities Group Inc.	144,456	507
Fujimi Inc.	18,610	505
Wacom Co. Ltd.	138,631	505
* euglena Co. Ltd.	65,608	504
Noritake Co. Ltd.	12,640	502
Bank of Nagoya Ltd.	17,218	501
Ringer Hut Co. Ltd.	22,198	501
* RENOVA Inc.	41,700	500
Osaka Soda Co. Ltd.	18,819	500
United Super Markets Holdings Inc.	55,835	499
Fuso Chemical Co. Ltd.	17,712	498
Aoyama Trading Co. Ltd.	38,682	496
^ Miroku Jyoho Service Co. Ltd.	17,912	494
Tocalo Co. Ltd.	49,556	494
Okamoto Industries Inc.	14,131	492

TOMONY Holdings Inc.	147,708	491
Yodogawa Steel Works Ltd.	27,370	490
Musashi Seimitsu Industry Co. Ltd.	41,804	488
Ricoh Leasing Co. Ltd.	13,037	487
T-Gaia Corp.	19,804	487
Sanyo Chemical Industries Ltd.	10,352	485
Sakai Moving Service Co. Ltd.	8,659	482
Saibu Gas Co. Ltd.	22,392	480
Aomori Bank Ltd.	19,510	479
Yokowo Co. Ltd.	18,040	478
Kura Sushi Inc.	9,455	475
Idec Corp.	26,679	475
SAMTY Co. Ltd.	27,900	473
Raiznext Corp.	40,723	472
Chugoku Marine Paints Ltd.	50,536	470
COLOPL Inc.	45,282	469
Hirata Corp.	8,115	469
Axial Retailing Inc.	13,934	469
Nichi-iko Pharmaceutical Co. Ltd.	39,805	468
Tokyu Construction Co. Ltd.	66,980	467
Teikoku Sen-I Co. Ltd.	20,803	467
Doutor Nichires Holdings Co. Ltd.	24,671	466
Toridoll Holdings Corp.	20,400	465
Hiday Hidaka Corp.	25,649	464
Plenus Co. Ltd.	25,390	462
Hamakyorex Co. Ltd.	15,329	461
Information Services International-Dentsu Ltd.	11,046	461
Keihanshin Building Co. Ltd.	34,031	459
Nohmi Bosai Ltd.	20,600	458
Tsubaki Nakashima Co. Ltd.	38,902	456
Fujimori Kogyo Co. Ltd.	14,830	455
Life Corp.	19,010	453
Solasto Corp.	43,500	453
Senshu Ikeda Holdings Inc.	244,764	447
Argo Graphics Inc.	14,200	447
Bell System24 Holdings Inc.	31,848	447
Computer Engineering & Consulting Ltd.	23,828	446
TPR Co. Ltd.	27,172	445
Tsukishima Kikai Co. Ltd.	33,437	442
Shizuoka Gas Co. Ltd.	54,638	440
Mizuno Corp.	18,215	439
T Hasegawa Co. Ltd.	21,399	439
Nippon Sheet Glass Co. Ltd.	80,882	437
Yellow Hat Ltd.	27,366	436
Aida Engineering Ltd.	54,334	436
Belc Co. Ltd.	8,158	435
Toppan Forms Co. Ltd.	38,316	435
eRex Co. Ltd.	28,561	434
Yondoshi Holdings Inc.	19,918	433
Nippon Koei Co. Ltd.	13,135	433
Mitsuuroko Group Holdings Co. Ltd.	42,500	431
Bunka Shutter Co. Ltd.	53,848	430
Tokyotokeiba Co. Ltd.	14,630	430
Digital Arts Inc.	9,256	429
Broadleaf Co. Ltd.	77,526	428
Hyakujushi Bank Ltd.	23,778	428
S Foods Inc.	17,736	426

	Nippon Ceramic Co. Ltd.	19,210	426
*,^	Chiyoda Corp.	150,408	426
	Tamura Corp.	72,847	425
	Piolax Inc.	23,988	424
	Sakata INX Corp.	40,506	423
	Musashino Bank Ltd.	26,851	421
	Heiwado Co. Ltd.	24,062	420
	Futaba Corp.	35,735	420
	Modec Inc.	18,909	417
	Toho Bank Ltd.	181,450	417
	Sanyo Denki Co. Ltd.	8,559	417
	Tokai Corp.	17,218	417
	Seikagaku Corp.	39,222	416
	Ryobi Ltd.	25,677	416
	Unipres Corp.	32,520	415
	Nishio Rent All Co. Ltd.	15,433	415
	Shoei Foods Corp.	12,341	414
	MCJ Co. Ltd.	60,108	412
	Bank of the Ryukyus Ltd.	42,842	411
	Trancom Co. Ltd.	5,772	410
	Optex Group Co. Ltd.	31,068	409
	Comture Corp.	21,000	408
	Monex Group Inc.	171,418	408
	Tsugami Corp.	45,062	407
	TV Asahi Holdings Corp.	21,300	406
	METAWATER Co. Ltd.	10,548	406
	FULLCAST Holdings Co. Ltd.	19,196	406
	Japan Securities Finance Co. Ltd.	88,281	404
	Sintokogio Ltd.	47,278	403
	Kurabo Industries Ltd.	18,804	401
	Cybozu Inc.	22,888	400
	Maeda Kosen Co. Ltd.	20,900	400
	Wakita & Co. Ltd.	43,199	400
	Mitsubishi Shokuhin Co. Ltd.	13,835	400
	Joshin Denki Co. Ltd.	18,214	399
	Komori Corp.	43,887	399
	Maruzen Showa Unyu Co. Ltd.	14,938	399
	Chubu Shiryo Co. Ltd.	25,779	399
	Dexerials Corp.	46,780	398
	Maruwa Unyu Kikan Co. Ltd.	19,294	397
	Noritz Corp.	32,141	396
	Torii Pharmaceutical Co. Ltd.	11,642	395
	Chofu Seisakusho Co. Ltd.	18,611	395
	LIXIL VIVA Corp.	19,300	395
	Bank of Iwate Ltd.	16,224	394
	Kanto Denka Kogyo Co. Ltd.	42,587	393
	Gree Inc.	93,239	391
	Star Micronics Co. Ltd.	30,543	391
	Furukawa Co. Ltd.	32,447	390
	Daiho Corp.	15,624	388
	Organo Corp.	6,193	388
	Itochu Enex Co. Ltd.	45,588	387
	Konoike Transport Co. Ltd.	27,359	386
	S-Pool Inc.	54,460	386
	KFC Holdings Japan Ltd.	14,034	386
	Pack Corp.	10,946	385
	Yamagata Bank Ltd.	30,358	384

	Nishimatsuya Chain Co. Ltd.	44,780	383
	Kyokuto Kaihatsu Kogyo Co. Ltd.	29,562	382
	IR Japan Holdings Ltd.	7,800	382
	Riso Kagaku Corp.	22,383	382
	Siix Corp.	32,836	381
	TOC Co. Ltd.	47,292	380
	TSI Holdings Co. Ltd.	80,484	378
	Fukushima Galilei Co. Ltd.	10,548	378
	Oiles Corp.	27,071	378
	Japan Pulp & Paper Co. Ltd.	10,149	375
*	M&A Capital Partners Co. Ltd.	12,044	375
	Monogatari Corp.	4,671	375
	Denki Kogyo Co. Ltd.	11,146	374
	V Technology Co. Ltd.	8,458	374
	Takara Leben Co. Ltd.	83,712	373
	Marudai Food Co. Ltd.	19,196	371
	ARTERIA Networks Corp.	21,200	370
	Konishi Co. Ltd.	26,280	368
	Daikyonishikawa Corp.	53,745	367
	Sourcenext Corp.	81,800	366
	Restar Holdings Corp.	21,427	362
	Ehime Bank Ltd.	35,241	362
	Meisei Industrial Co. Ltd.	45,984	361
	Shikoku Chemicals Corp.	32,944	361
	Kanematsu Electronics Ltd.	11,145	361
	Central Security Patrols Co. Ltd.	6,602	360
	Kyoei Steel Ltd.	20,502	360
	World Co. Ltd.	16,400	359
	EPS Holdings Inc.	30,149	359
	Fujicco Co. Ltd.	20,301	357
	Kaga Electronics Co. Ltd.	17,218	356
	Doshisha Co. Ltd.	22,997	354
	Obara Group Inc.	11,145	354
	Micronics Japan Co. Ltd.	30,647	353
	Zenrin Co. Ltd.	26,195	353
	Oita Bank Ltd.	15,229	352
^	Nippon Carbon Co. Ltd.	10,351	352
	Nippon Road Co. Ltd.	5,174	351
	eGuarantee Inc.	29,000	351
	JVCKenwood Corp.	153,475	349
	Tsurumi Manufacturing Co. Ltd.	21,104	349
	VT Holdings Co. Ltd.	85,294	349
	AOKI Holdings Inc.	35,723	349
*,^	Japan Display Inc.	550,239	346
	Nissha Co. Ltd.	38,328	346
	Yokohama Reito Co. Ltd.	39,527	344
	Takamatsu Construction Group Co. Ltd.	14,229	343
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,919	343
	Tanseisha Co. Ltd.	30,449	342
	ValueCommerce Co. Ltd.	14,700	342
	Vital KSK Holdings Inc.	35,942	342
	Mitsuboshi Belting Ltd.	20,001	341
	Optim Corp.	9,291	341
	Rorze Corp.	9,256	341
	Fujibo Holdings Inc.	10,449	340
	Futaba Industrial Co. Ltd.	56,529	340
	Mitsui High-Tec Inc.	22,788	339

	Ines Corp.	23,388	339
	Pressance Corp.	30,463	339
	Dynam Japan Holdings Co. Ltd.	265,744	338
	Sogo Medical Holdings Co. Ltd.	17,918	337
	Fukui Bank Ltd.	22,296	337
	ESPEC Corp.	16,612	336
^	Kitanotatsujin Corp.	60,000	336
	Nippon Television Holdings Inc.	24,862	336
	Ichikoh Industries Ltd.	53,944	336
	Fujio Food System Co. Ltd.	20,800	335
	San ju San Financial Group Inc.	23,173	334
	Okuwa Co. Ltd.	24,877	334
	Mitsui-Soko Holdings Co. Ltd.	20,400	333
	Tosei Corp.	25,773	333
	Riken Keiki Co. Ltd.	17,020	330
	Dai-Dan Co. Ltd.	13,569	329
	Miyazaki Bank Ltd.	14,671	329
	Avex Inc.	29,555	328
	Macromill Inc.	35,787	328
	Aichi Steel Corp.	10,247	327
	Matsuyafoods Holdings Co. Ltd.	7,563	327
	Sankyo Tateyama Inc.	24,977	325
	Inageya Co. Ltd.	24,265	325
	Daito Pharmaceutical Co. Ltd.	10,050	324
	Tachi-S Co. Ltd.	27,671	322
	Ryoyo Electro Corp.	19,006	322
	J-Oil Mills Inc.	8,558	322
	Canon Electronics Inc.	16,916	321
*,^	Vision Inc.	24,313	318
	Toyo Construction Co. Ltd.	66,670	316
	Takasago International Corp.	14,633	316
	Valqua Ltd.	14,931	316
	LIFULL Co. Ltd.	61,339	315
	Bando Chemical Industries Ltd.	42,203	314
	YAMABIKO Corp.	32,147	314
	Akita Bank Ltd.	17,124	312
	Hioki EE Corp.	8,759	311
	Tamron Co. Ltd.	14,627	311
^	DyDo Group Holdings Inc.	8,259	311
	Future Corp.	17,916	310
	Shikoku Bank Ltd.	35,436	310
	Gakken Holdings Co. Ltd.	4,678	309
	Taihei Dengyo Kaisha Ltd.	14,830	309
	Sumitomo Densetsu Co. Ltd.	12,835	309
	Sodick Co. Ltd.	39,714	309
	Tachibana Eletech Co. Ltd.	18,900	308
	Nextage Co. Ltd.	32,700	308
	Okabe Co. Ltd.	38,911	306
	Sanyo Electric Railway Co. Ltd.	15,723	304
	Hokuto Corp.	17,105	303
^	Taiko Pharmaceutical Co. Ltd.	7,977	302
	Fuji Co. Ltd.	18,016	302
	Shin-Etsu Polymer Co. Ltd.	35,532	302
	Sun Frontier Fudousan Co. Ltd.	27,004	302
	Key Coffee Inc.	14,522	301
	Tekken Corp.	11,842	300
	PAL GROUP Holdings Co. Ltd.	10,151	299

Anest Iwata Corp.	32,850	299
Sinko Industries Ltd.	19,209	298
Zuken Inc.	13,135	298
Tayca Corp.	17,288	298
Tokyo Kiraboshi Financial Group Inc.	25,965	297
Geo Holdings Corp.	26,164	297
Qol Holdings Co. Ltd.	22,627	296
Starzen Co. Ltd.	7,466	295
Mitsui Sugar Co. Ltd.	15,029	294
Kenko Mayonnaise Co. Ltd.	13,138	294
Marusan Securities Co. Ltd.	61,729	294
Koa Corp.	27,769	294
J Trust Co. Ltd.	77,543	293
^ Noritsu Koki Co. Ltd.	20,205	293
Hosokawa Micron Corp.	6,371	292
Mimasu Semiconductor Industry Co. Ltd.	13,834	292
Kappa Create Co. Ltd.	21,493	291
Sinfonia Technology Co. Ltd.	26,078	291
Sakai Chemical Industry Co. Ltd.	14,328	291
Ishihara Sangyo Kaisha Ltd.	34,439	289
Riso Kyoiku Co. Ltd.	87,100	288
Sanyo Special Steel Co. Ltd.	21,177	287
Tokushu Tokai Paper Co. Ltd.	7,860	286
Tonami Holdings Co. Ltd.	6,269	286
IDOM Inc.	53,253	285
Chiyoda Co. Ltd.	21,187	285
Insource Co. Ltd.	9,600	284
Topy Industries Ltd.	17,518	284
Press Kogyo Co. Ltd.	85,993	283
Riken Vitamin Co. Ltd.	7,864	283
Aichi Bank Ltd.	9,159	282
Hibiya Engineering Ltd.	15,995	280
Asahi Diamond Industrial Co. Ltd.	51,160	280
Sanshin Electronics Co. Ltd.	18,183	280
Advan Co. Ltd.	23,787	280
G-Tekt Corp.	19,404	279
Daiichi Jitsugyo Co. Ltd.	8,757	279
Mie Kotsu Group Holdings Inc.	51,136	278
Nippon Thompson Co. Ltd.	66,694	277
Kintetsu Department Store Co. Ltd.	8,458	277
Sagami Holdings Corp.	21,911	277
Foster Electric Co. Ltd.	18,598	276
EM Systems Co. Ltd.	33,200	276
Megachips Corp.	17,717	276
Belluna Co. Ltd.	48,477	275
Denyo Co. Ltd.	14,429	274
* Vector Inc.	24,094	274
Hoosiers Holdings	43,400	274
Arcland Sakamoto Co. Ltd.	24,880	274
Tosho Co. Ltd.	14,031	273
Yamanashi Chuo Bank Ltd.	30,156	273
Kamakura Shinsho Ltd.	18,700	272
Fixstars Corp.	19,900	272
Intage Holdings Inc.	33,550	270
Sumitomo Riko Co. Ltd.	34,333	269
SBS Holdings Inc.	16,200	269
Daiwa Industries Ltd.	25,477	268

Nippon Kanzai Co. Ltd.	15,025	267
Enplas Corp.	9,951	267
LEC Inc.	23,984	266
Union Tool Co.	9,356	265
Toyo Tanso Co. Ltd.	14,235	265
Rheon Automatic Machinery Co. Ltd.	19,586	263
Riken Corp.	8,160	263
Yorozu Corp.	19,813	260
Japan Meat Co. Ltd.	12,600	260
Goldcrest Co. Ltd.	15,126	260
Daido Metal Co. Ltd.	41,934	260
SWCC Showa Holdings Co. Ltd.	20,899	259
Pacific Metals Co. Ltd.	13,833	259
Oyo Corp.	20,402	259
Toyo Corp.	22,595	258
Alconix Corp.	21,120	258
Shin Nippon Air Technologies Co. Ltd.	13,600	257
Dai Nippon Toryo Co. Ltd.	24,986	256
St. Marc Holdings Co. Ltd.	12,234	256
Nissei ASB Machine Co. Ltd.	7,563	255
Neturen Co. Ltd.	32,940	254
Toa Corp.	17,718	252
Itochu-Shokuhin Co. Ltd.	5,476	252
Shinko Shoji Co. Ltd.	32,730	250
Xebio Holdings Co. Ltd.	23,498	250
Sumitomo Seika Chemicals Co. Ltd.	8,759	250
ZIGExN Co. Ltd.	56,000	249
PIA Corp.	6,271	249
Eagle Industry Co. Ltd.	27,976	249
Nittetsu Mining Co. Ltd.	6,072	247
^ BrainPad Inc.	4,380	247
Towa Bank Ltd.	33,647	246
ES-Con Japan Ltd.	28,600	245
Matsuya Co. Ltd.	36,619	245
^ Yamashin-Filter Corp.	35,199	244
Osaki Electric Co. Ltd.	42,610	244
Nichiden Corp.	13,040	244
Nippon Chemi-Con Corp.	16,096	243
^ Kyosan Electric Manufacturing Co. Ltd.	47,883	243
Shindengen Electric Manufacturing Co. Ltd.	7,964	243
Tenma Corp.	13,434	241
Parco Co. Ltd.	14,329	241
CONEXIO Corp.	16,524	241
Amuse Inc.	9,354	241
^ RPA Holdings Inc.	25,422	240
Nippon Yakin Kogyo Co. Ltd.	12,631	240
Daiken Corp.	14,035	240
OSJB Holdings Corp.	96,929	239
Godo Steel Ltd.	9,158	237
KAWADA TECHNOLOGIES Inc.	4,080	237
Akatsuki Inc.	5,200	237
Toenec Corp.	6,568	237
Cawachi Ltd.	12,146	237
Nagatanien Holdings Co. Ltd.	11,948	236
Iino Kaiun Kaisha Ltd.	72,895	236
Katakura Industries Co. Ltd.	20,801	236
Rock Field Co. Ltd.	17,912	236

	Pasona Group Inc.	18,620	236
	Optorun Co. Ltd.	9,000	236
	Japan Transcity Corp.	53,076	233
	Toho Zinc Co. Ltd.	13,638	233
	Feed One Co. Ltd.	141,542	233
	Stella Chemifa Corp.	8,459	233
	Toho Titanium Co. Ltd.	30,250	232
	Elan Corp.	15,000	231
	Arakawa Chemical Industries Ltd.	16,722	231
	Roland DG Corp.	12,646	229
	Tsukui Corp.	43,784	228
	Alpen Co. Ltd.	15,228	228
	Shinwa Co. Ltd.	11,349	228
	Chukyo Bank Ltd.	11,145	228
	Arcland Service Holdings Co. Ltd.	12,536	227
*	Unitika Ltd.	57,643	227
	Mitsubishi Research Institute Inc.	5,771	226
	Kyokuyo Co. Ltd.	8,657	225
	Poletowin Pitcrew Holdings Inc.	27,200	224
	Krosaki Harima Corp.	3,781	224
	ASKA Pharmaceutical Co. Ltd.	19,704	222
	OPT Holding Inc.	15,800	221
	Nitto Kohki Co. Ltd.	10,250	221
	Cosel Co. Ltd.	21,397	221
	Achilles Corp.	13,930	221
	Kamei Corp.	21,596	219
	OSAKA Titanium Technologies Co. Ltd.	17,314	219
	Furuno Electric Co. Ltd.	22,289	219
	Kanaden Corp.	18,016	219
	Kurimoto Ltd.	11,345	218
	GLOBERIDE Inc.	10,200	218
	Komatsu Matere Co. Ltd.	31,943	218
^	Yonex Co. Ltd.	33,828	218
	Towa Corp.	24,138	218
	Nihon Chouzai Co. Ltd.	6,169	217
	CMK Corp.	45,781	216
	Yurtec Corp.	35,851	215
	Juki Corp.	31,063	215
	Sparx Group Co. Ltd.	88,900	214
	Chiyoda Integre Co. Ltd.	11,446	214
	Toa Corp.	20,697	213
	CI Takiron Corp.	33,820	213
	Sankyo Seiko Co. Ltd.	39,335	212
	GCA Corp.	25,096	212
*,^	W-Scope Corp.	25,883	212
	Fukuda Corp.	4,776	211
	JAC Recruitment Co. Ltd.	13,734	210
*	KLab Inc.	29,364	209
	France Bed Holdings Co. Ltd.	23,998	209
	Icom Inc.	9,055	209
	Gurunavi Inc.	25,584	208
	Hochiki Corp.	14,900	207
	Teikoku Electric Manufacturing Co. Ltd.	16,518	207
	Nissin Sugar Co. Ltd.	11,300	207
	Sumida Corp.	20,955	205
	Moriroku Holdings Co. Ltd.	10,200	204
	Nihon Nohyaku Co. Ltd.	39,781	203

Warabeya Nichiyo Holdings Co. Ltd.	12,239	202
Keiyo Co. Ltd.	40,914	202
Mitsuba Corp.	34,239	201
WATAMI Co. Ltd.	17,118	200
Nichiban Co. Ltd.	12,700	200
Fujiya Co. Ltd.	9,951	199
Yakuodo Holdings Co. Ltd.	9,952	199
Kanagawa Chuo Kotsu Co. Ltd.	5,370	199
FIDEA Holdings Co. Ltd.	178,902	199
^ Link And Motivation Inc.	41,500	198
Shinnihon Corp.	23,682	197
Fukui Computer Holdings Inc.	6,469	197
JSP Corp.	11,248	196
^ Change Inc.	7,100	196
K&O Energy Group Inc.	13,336	195
Chori Co. Ltd.	9,952	195
Kyodo Printing Co. Ltd.	7,165	195
^ Sanoh Industrial Co. Ltd.	20,698	194
Aisan Industry Co. Ltd.	30,051	194
JDC Corp.	35,500	194
Shibusawa Warehouse Co. Ltd.	10,056	194
Michinoku Bank Ltd.	15,126	192
Riken Technos Corp.	43,193	192
BRONCO BILLY Co. Ltd.	8,059	190
WDB Holdings Co. Ltd.	7,776	189
Koatsu Gas Kogyo Co. Ltd.	25,873	189
Ichiyoshi Securities Co. Ltd.	33,938	189
Yahagi Construction Co. Ltd.	24,686	188
ASAHI YUKIZAI Corp.	12,144	188
BeNEXT Group Inc.	18,174	186
Kansai Super Market Ltd.	20,012	186
Matsuda Sangyo Co. Ltd.	13,043	185
^ Weathernews Inc.	5,274	185
Tochigi Bank Ltd.	101,542	185
^ Taki Chemical Co. Ltd.	4,600	184
Hokkan Holdings Ltd.	10,355	184
Nippon Parking Development Co. Ltd.	139,410	183
Nihon Tokushu Toryo Co. Ltd.	15,500	183
* Istyle Inc.	42,576	182
Hodogaya Chemical Co. Ltd.	5,373	182
Itoki Corp.	41,614	182
Ryoden Corp.	11,940	179
Central Sports Co. Ltd.	6,346	179
F@N Communications Inc.	44,003	178
Honeys Holdings Co. Ltd.	14,230	178
Daisyo Corp.	11,758	178
Fudo Tetra Corp.	11,771	178
Daikokutenbussan Co. Ltd.	5,377	176
Hisaka Works Ltd.	21,202	175
Nihon Trim Co. Ltd.	4,379	175
Nissin Corp.	11,349	175
Sinanen Holdings Co. Ltd.	9,360	174
Onoken Co. Ltd.	14,130	174
Bank of Saga Ltd.	12,244	173
Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	173
Kasai Kogyo Co. Ltd.	23,383	173
Marvelous Inc.	27,269	173

*	Nippon Denko Co. Ltd.	118,076	173
	Fuji Pharma Co. Ltd.	13,730	173
	Aiphone Co. Ltd.	11,145	173
	Industrial & Infrastructure Fund Investment Corp.	112	172
	Tomoku Co. Ltd.	10,156	172
	RS Technologies Co. Ltd.	6,700	172
	Sekisui Plastics Co. Ltd.	24,382	172
	Tri Chemical Laboratories Inc.	1,800	171
	Pronexus Inc.	15,631	171
	Studio Alice Co. Ltd.	9,656	170
	Happinet Corp.	14,134	170
	ST Corp.	11,249	170
	Fujita Kanko Inc.	6,965	168
	CTS Co. Ltd.	26,491	168
	Taisei Lamick Co. Ltd.	6,474	167
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	167
	NS United Kaiun Kaisha Ltd.	9,155	167
	Halows Co. Ltd.	6,661	167
	MTI Ltd.	26,378	166
	Shimizu Bank Ltd.	8,863	166
	Elematec Corp.	14,728	165
	SMK Corp.	5,774	164
	Yushin Precision Equipment Co. Ltd.	19,504	164
	Hokkaido Gas Co. Ltd.	10,949	164
	Rokko Butter Co. Ltd.	10,944	163
	Iseki & Co. Ltd.	12,431	163
	Ministop Co. Ltd.	11,444	162
	Kourakuen Holdings Corp.	9,457	161
	Kitagawa Corp.	8,064	161
	Toyo Kanetsu KK	8,060	161
	Torishima Pump Manufacturing Co. Ltd.	20,201	161
	Toho Co. Ltd.	9,759	160
	SB Technology Corp.	7,300	160
*	Nippon Sharyo Ltd.	5,868	160
	Osaka Steel Co. Ltd.	11,048	159
	Jimoto Holdings Inc.	164,489	159
	Aichi Corp.	24,182	158
	PC Depot Corp.	29,370	157
	NEC Capital Solutions Ltd.	6,866	156
	Meiko Network Japan Co. Ltd.	17,815	156
	Kita-Nippon Bank Ltd.	7,964	155
*	Open Door Inc.	12,700	154
	Alpha Systems Inc.	5,967	154
	Mars Group Holdings Corp.	8,558	154
	Dai-ichi Seiko Co. Ltd.	6,966	153
	Tokyo Energy & Systems Inc.	18,910	152
	Hito Communications Holdings Inc.	9,253	152
	Genky DrugStores Co. Ltd.	8,400	152
^	YA-MAN Ltd.	25,470	152
	Nisso Corp.	16,400	151
	Kato Works Co. Ltd.	10,150	151
	Maezawa Kasei Industries Co. Ltd.	14,243	151
	Melco Holdings Inc.	6,259	151
^	Tokyo Individualized Educational Institute Inc.	22,804	150
*,^	Gunosy Inc.	13,500	149
	Asahi Co. Ltd.	12,343	148
	JP-Holdings Inc.	51,145	148

	Wowow Inc.	5,849	145
	Chiba Kogyo Bank Ltd.	45,077	144
	SRA Holdings	6,168	143
	Chuetsu Pulp & Paper Co. Ltd.	10,159	143
	Fuso Pharmaceutical Industries Ltd.	7,967	142
*	Sanden Holdings Corp.	23,691	141
	Yomiuri Land Co. Ltd.	3,582	140
	Kyokuto Securities Co. Ltd.	20,100	137
	Artnature Inc.	19,006	136
	Aeon Fantasy Co. Ltd.	6,370	136
	Fujikura Kasei Co. Ltd.	27,490	135
	Hakuto Co. Ltd.	11,645	135
	Zuiko Corp.	3,482	135
	Sac's Bar Holdings Inc.	17,116	134
	CAC Holdings Corp.	10,247	133
	Maezawa Kyuso Industries Co. Ltd.	6,258	132
*	Akebono Brake Industry Co. Ltd.	64,876	132
	Space Value Holdings Co. Ltd.	26,366	132
	Mitsui Matsushima Holdings Co. Ltd.	12,541	132
	Tokyo Electron Device Ltd.	5,672	131
	Chuo Spring Co. Ltd.	4,682	130
	Sanei Architecture Planning Co. Ltd.	9,400	129
	CMIC Holdings Co. Ltd.	8,158	128
	Okura Industrial Co. Ltd.	7,964	127
	CHIMNEY Co. Ltd.	5,968	127
	World Holdings Co. Ltd.	8,400	127
	Gun-Ei Chemical Industry Co. Ltd.	5,677	125
	Tv Tokyo Holdings Corp.	5,874	125
	Yushiro Chemical Industry Co. Ltd.	9,952	123
	Tsukuba Bank Ltd.	65,244	123
*	Toyo Engineering Corp.	23,694	122
	Airport Facilities Co. Ltd.	24,315	122
^	Pepper Food Service Co. Ltd.	13,800	122
*	KNT-CT Holdings Co. Ltd.	10,149	122
*	Sanyo Shokai Ltd.	10,548	120
	Namura Shipbuilding Co. Ltd.	53,854	119
*	COOKPAD Inc.	39,391	118
	Fujitsu Frontech Ltd.	9,551	118
	Toli Corp.	43,495	117
*,^	Medical Data Vision Co. Ltd.	15,826	117
	Seika Corp.	9,954	117
	Tokyo Rope Manufacturing Co. Ltd.	11,544	116
	Jamco Corp.	9,155	113
	Kitano Construction Corp.	4,880	112
	Nippon Prologis REIT Inc.	39	112
	Airtrip Corp.	7,500	111
	Mitsubishi Paper Mills Ltd.	26,469	110
	Japan Best Rescue System Co. Ltd.	12,400	109
*	Toa Oil Co. Ltd.	5,273	109
	Tsutsumi Jewelry Co. Ltd.	5,567	108
	Takihyo Co. Ltd.	6,176	107
	Japan Cash Machine Co. Ltd.	14,225	107
	Takamiya Co. Ltd.	17,916	105
	T RAD Co. Ltd.	6,071	102
	Takaoka Toko Co. Ltd.	9,752	100
	Atsugi Co. Ltd.	13,834	100
	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	99

Nippon Coke & Engineering Co. Ltd.	136,722	99
Cleanup Corp.	16,030	99
Kojima Co. Ltd.	20,493	99
Gecoss Corp.	9,850	96
Shin Nippon Biomedical Laboratories Ltd.	17,210	96
^ Linical Co. Ltd.	9,651	95
Daikoku Denki Co. Ltd.	6,368	94
Inaba Seisakusho Co. Ltd.	7,463	93
Media Do Holdings Co. Ltd.	3,200	93
Corona Corp. Class A	9,840	92
^ Ohara Inc.	8,300	91
* FDK Corp.	10,764	89
Shimojima Co. Ltd.	8,651	89
Taiho Kogyo Co. Ltd.	13,235	87
* Tokyo Base Co. Ltd.	18,700	87
Wellnet Corp.	14,421	87
Nihon Yamamura Glass Co. Ltd.	7,761	86
Fuji Oil Co. Ltd.	41,394	85
* Remixpoint Inc.	53,767	83
Mitsui Fudosan Logistics Park Inc.	17	82
* Funai Electric Co. Ltd.	13,832	82
Paris Miki Holdings Inc.	24,996	79
Sumitomo Precision Products Co. Ltd.	2,686	79
Raksul Inc.	2,500	78
* Aplus Financial Co. Ltd.	90,572	78
Ateam Inc.	8,657	73
Japan Medical Dynamic Marketing Inc.	3,100	66
* Tateru Inc.	32,365	61
Fields Corp.	11,741	60
^ Right On Co. Ltd.	10,250	56
* Laox Co. Ltd.	20,983	48
Nakayama Steel Works Ltd.	9,829	44
Tokyo Rakutenchi Co. Ltd.	789	43
TechMatrix Corp.	1,700	40
G-7 Holdings Inc.	1,700	38
Proto Corp.	2,800	35
Atrae Inc.	1,000	33
Maxvalu Tokai Co. Ltd.	500	11
		3,945,014
New Zealand (1.0%)
Fisher & Paykel Healthcare Corp. Ltd.	535,636	8,013
* a2 Milk Co. Ltd.	689,152	6,603
Spark New Zealand Ltd.	1,736,066	5,200
Auckland International Airport Ltd.	897,546	4,996
* Xero Ltd.	87,460	4,930
Ryman Healthcare Ltd.	385,240	4,084
Meridian Energy Ltd.	1,171,166	4,025
Contact Energy Ltd.	678,170	3,246
Fletcher Building Ltd.	797,618	2,847
Mercury NZ Ltd.	638,606	2,151
Mainfreight Ltd.	76,350	2,038
Chorus Ltd.	407,421	1,713
Infratil Ltd.	454,523	1,587
Goodman Property Trust	1,030,178	1,540
SKYCITY Entertainment Group Ltd.	635,497	1,489
Kiwi Property Group Ltd.	1,435,927	1,448
EBOS Group Ltd.	86,410	1,326

Summerset Group Holdings Ltd.	208,019	1,193
Precinct Properties New Zealand Ltd.	883,213	1,070
Z Energy Ltd.	346,088	991
Genesis Energy Ltd.	462,558	938
Air New Zealand Ltd.	506,202	919
Argosy Property Ltd.	829,904	765
Freightways Ltd.	137,167	761
Metlifecare Ltd.	163,302	724
Vital Healthcare Property Trust	346,570	621
Vector Ltd.	257,424	604
* Synlait Milk Ltd.	97,623	551
Pushpay Holdings Ltd.	166,112	480
Kathmandu Holdings Ltd.	220,384	424
Heartland Group Holdings Ltd.	328,028	395
Scales Corp. Ltd.	109,329	335
Tourism Holdings Ltd.	124,256	239
New Zealand Refining Co. Ltd.	199,365	209
* Restaurant Brands New Zealand Ltd.	23,921	206
SKY Network Television Ltd.	386,934	172
		68,833
Singapore (3.2%)
DBS Group Holdings Ltd.	1,701,613	31,345
Oversea-Chinese Banking Corp. Ltd.	3,258,497	25,641
United Overseas Bank Ltd.	1,215,390	22,670
Singapore Telecommunications Ltd.	7,036,515	16,932
Keppel Corp. Ltd.	1,352,760	6,575
Ascendas REIT	2,784,656	6,412
CapitaLand Ltd.	2,368,205	6,241
Wilmar International Ltd.	1,843,922	5,251
Singapore Exchange Ltd.	775,318	4,919
Singapore Technologies Engineering Ltd.	1,451,030	4,346
CapitaLand Mall Trust	2,275,933	4,184
CapitaLand Commercial Trust	2,381,847	3,585
Mapletree Commercial Trust	2,044,937	3,512
Genting Singapore Ltd.	5,434,094	3,401
City Developments Ltd.	440,717	3,397
Mapletree Logistics Trust	2,365,470	3,183
ComfortDelGro Corp. Ltd.	1,935,104	3,061
Singapore Airlines Ltd.	484,373	3,020
Mapletree Industrial Trust	1,481,527	3,011
Venture Corp. Ltd.	242,216	2,860
UOL Group Ltd.	463,797	2,694
Suntec REIT	1,936,266	2,601
Singapore Press Holdings Ltd.	1,470,657	2,161
NetLink NBN Trust	2,730,200	2,020
Jardine Cycle & Carriage Ltd.	93,627	1,991
SATS Ltd.	592,941	1,974
Keppel DC REIT	1,129,786	1,864
Mapletree North Asia Commercial Trust	1,995,400	1,734
Keppel REIT	1,845,482	1,637
Ascott Residence Trust	1,657,298	1,530
Fortune REIT	1,246,833	1,421
Frasers Centrepoint Trust	667,477	1,408
Frasers Logistics & Industrial Trust	1,562,094	1,395
Sembcorp Industries Ltd.	864,568	1,333
Manulife US REIT	1,253,375	1,328
Keppel Infrastructure Trust	3,404,580	1,307

	OUE Commercial REIT	2,793,916	1,115
	Singapore Post Ltd.	1,446,529	946
	Golden Agri-Resources Ltd.	5,974,850	914
	Ascendas India Trust	778,400	899
	Parkway Life REIT	342,254	896
	ESR-REIT	2,051,479	820
	CDL Hospitality Trusts	702,953	803
	Olam International Ltd.	603,800	794
	Frasers Commercial Trust	649,469	774
	Hutchison Port Holdings Trust	4,735,699	756
	CapitaLand Retail China Trust	627,989	711
	Starhill Global REIT	1,294,801	696
*	Sembcorp Marine Ltd.	768,166	646
	Raffles Medical Group Ltd.	813,737	620
	First Resources Ltd.	496,189	616
	AIMS APAC REIT	537,100	573
	StarHub Ltd.	512,070	540
	Wing Tai Holdings Ltd.	366,752	537
	Cache Logistics Trust	1,006,826	516
	SPH REIT	598,120	464
	Far East Hospitality Trust	926,889	461
	SIA Engineering Co. Ltd.	225,809	432
	Frasers Property Ltd.	341,300	425
	Frasers Hospitality Trust	787,900	398
	First REIT	527,989	390
	Eagle Hospitality Trust	748,900	374
	Sheng Siong Group Ltd.	415,299	374
	Soilbuild Business Space REIT	998,568	369
	GuocoLand Ltd.	256,400	343
	Accordia Golf Trust	706,138	341
	Sabana Shari'ah Compliant Industrial REIT	962,159	328
	Lippo Malls Indonesia Retail Trust	1,905,914	299
	OUE Ltd.	271,645	286
	Thomson Medical Group Ltd.	6,342,400	282
§	Best World International Ltd.	259,100	256
*	Yoma Strategic Holdings Ltd.	1,071,847	246
	Silverlake Axis Ltd.	702,936	192
	Asian Pay Television Trust	1,408,974	172
	Bumitama Agri Ltd.	289,847	145
*,§	Hyflux Ltd.	516,932	80
*,§	Noble Group Ltd.	1,004,977	60
*,^,§ China Fishery Group Ltd.		754,600	42
*,^,§ Ezra Holdings Ltd.		1,786,900	14
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	276,736	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	1,048,679	—
			212,889
South Korea (10.8%)
	Samsung Electronics Co. Ltd.	4,445,757	205,985
	SK Hynix Inc.	488,290	37,152
	Samsung Electronics Co. Ltd. Preference Shares	777,793	30,405
	NAVER Corp.	125,734	18,751
	Shinhan Financial Group Co. Ltd.	427,848	13,962
	Hyundai Motor Co.	133,935	13,904
	KB Financial Group Inc.	365,058	13,429
*	Celltrion Inc.	97,391	13,267
	LG Chem Ltd.	42,784	11,930
	Hyundai Mobis Co. Ltd.	61,669	11,793

	POSCO	64,114	11,615
	Samsung SDI Co. Ltd.	49,479	11,263
	LG Household & Health Care Ltd.	8,179	8,555
	NCSoft Corp.	15,779	8,359
	KT&G Corp.	104,086	8,271
	Kia Motors Corp.	242,233	8,239
	Hana Financial Group Inc.	279,183	7,715
	Samsung C&T Corp.	78,833	7,094
	Kakao Corp.	48,814	6,435
	SK Holdings Co. Ltd.	31,229	6,105
	SK Innovation Co. Ltd.	53,816	5,792
	Samsung Fire & Marine Insurance Co. Ltd.	31,095	5,475
	LG Electronics Inc.	98,935	5,395
	Samsung Electro-Mechanics Co. Ltd.	52,401	5,373
*	Korea Electric Power Corp.	239,769	5,072
*,2	Samsung Biologics Co. Ltd.	12,553	5,045
	LG Corp.	84,643	4,974
	Samsung SDS Co. Ltd.	30,020	4,839
	Amorepacific Corp.	29,583	4,579
	Woori Financial Group Inc.	509,714	4,303
	SK Telecom Co. Ltd.	21,858	4,187
	Woongjin Coway Co. Ltd.	52,932	3,884
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	40,591	3,825
	Samsung Life Insurance Co. Ltd.	60,884	3,523
	Hyundai Motor Co. 2nd Preference Shares	48,212	3,235
*	Celltrion Healthcare Co. Ltd.	62,842	2,955
	Korea Zinc Co. Ltd.	9,301	2,951
*	LG Display Co. Ltd.	210,030	2,660
*,^	HLB Inc.	32,422	2,459
	S-Oil Corp.	38,527	2,426
	Kangwon Land Inc.	100,058	2,303
	Industrial Bank of Korea	256,466	2,298
	Mirae Asset Daewoo Co. Ltd.	400,037	2,273
*	Samsung Heavy Industries Co. Ltd.	412,486	2,271
	Hyundai Heavy Industries Holdings Co. Ltd.	9,797	2,230
	Lotte Chemical Corp.	13,899	2,180
	Hyundai Engineering & Construction Co. Ltd.	68,682	2,168
	Hyundai Glovis Co. Ltd.	17,371	2,131
	Hotel Shilla Co. Ltd.	29,284	2,115
*	Samsung Engineering Co. Ltd.	148,230	2,109
	LG Uplus Corp.	182,375	2,019
	Korea Investment Holdings Co. Ltd.	35,906	1,975
	GS Holdings Corp.	47,712	1,819
	Fila Holdings Corp.	49,003	1,794
	E-MART Inc.	19,041	1,755
	Orion Corp.	20,458	1,747
	Samsung Securities Co. Ltd.	59,808	1,747
	Daelim Industrial Co. Ltd.	25,663	1,724
	Hankook Tire & Technology Co. Ltd.	70,338	1,678
	Hyundai Steel Co.	70,736	1,659
	LG Innotek Co. Ltd.	13,283	1,655
	Amorepacific Group	27,277	1,632
	Hanmi Pharm Co. Ltd.	6,752	1,571
	DB Insurance Co. Ltd.	44,235	1,566
	Yuhan Corp.	8,619	1,564
	BNK Financial Group Inc.	274,675	1,549
	Korea Aerospace Industries Ltd.	61,083	1,527

	CJ CheilJedang Corp.	7,549	1,490
	Shinsegae Inc.	6,541	1,451
	S-1 Corp.	17,994	1,374
	LG Household & Health Care Ltd. Preference Shares	2,133	1,351
^	Hanon Systems	151,818	1,330
	GS Engineering & Construction Corp.	55,301	1,283
	Douzone Bizon Co. Ltd.	16,879	1,265
*,^,2 Netmarble Corp.		16,385	1,215
	Cheil Worldwide Inc.	64,391	1,138
	LG Chem Ltd. Preference Shares	7,577	1,130
	NH Investment & Securities Co. Ltd.	121,080	1,103
*,^	Helixmith Co. Ltd.	17,124	1,088
^	KMW Co. Ltd.	26,479	1,073
	Hanwha Solutions Corp.	77,084	1,069
	Medy-Tox Inc.	3,962	1,063
	Hyundai Marine & Fire Insurance Co. Ltd.	57,156	1,049
	CJ ENM Co. Ltd.	9,004	1,030
	Lotte Shopping Co. Ltd.	10,598	1,018
^	POSCO Chemical Co. Ltd.	20,072	949
^	Hanjin Kal Corp.	27,582	945
	WONIK IPS Co. Ltd.	33,009	933
	Hyundai Department Store Co. Ltd.	14,302	928
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	44,876	921
	Samsung Card Co. Ltd.	28,707	910
	Kumho Petrochemical Co. Ltd.	16,593	898
*	Hanwha Aerospace Co. Ltd.	33,136	896
	Korean Air Lines Co. Ltd.	45,460	891
*,^	Pearl Abyss Corp.	5,760	870
	Mando Corp.	30,987	861
	Koh Young Technology Inc.	11,223	856
*	CJ Logistics Corp.	7,044	856
	Meritz Securities Co. Ltd.	270,765	822
	GS Retail Co. Ltd.	24,705	818
	CJ Corp.	11,740	809
	BGF retail Co. Ltd.	5,860	807
	DGB Financial Group Inc.	146,381	793
	OCI Co. Ltd.	17,140	791
*,^	GemVax & Kael Co. Ltd.	29,982	791
	Com2uSCorp	9,254	781
^	SKC Co. Ltd.	18,065	779
*	Hugel Inc.	2,106	767
	Hanwha Corp.	42,606	766
	Hyundai Elevator Co. Ltd.	15,095	758
	DB HiTek Co. Ltd.	33,453	749
	KCC Corp.	4,459	747
*	Hyundai Merchant Marine Co. Ltd.	251,504	726
	Youngone Corp.	28,057	724
	Hansol Chemical Co. Ltd.	7,947	722
	Hite Jinro Co. Ltd.	28,812	720
	Lotte Corp.	24,467	718
	Amorepacific Corp. Preference Shares	10,346	718
*	Hanall Biopharma Co. Ltd.	34,130	717
	Meritz Fire & Marine Insurance Co. Ltd.	52,610	690
	Eo Technics Co. Ltd.	7,902	687
	Korea Gas Corp.	24,902	675
*,^	HLB Life Science CO Ltd.	36,077	663
	Hyundai Mipo Dockyard Co. Ltd.	19,041	654

	Posco International Corp.	46,536	652
	Soulbrain Co. Ltd.	7,911	643
§,2	Orange Life Insurance Ltd.	30,500	642
*,^	Iljin Materials Co. Ltd.	16,125	638
	KIWOOM Securities Co. Ltd.	10,885	637
	LS Industrial Systems Co. Ltd.	14,332	626
	Innocean Worldwide Inc.	10,477	621
*,^	Mezzion Pharma Co. Ltd.	4,536	620
	KEPCO Plant Service & Engineering Co. Ltd.	19,696	617
	Korean Reinsurance Co.	85,206	614
*	Daewoo Engineering & Construction Co. Ltd.	166,800	603
*,^	Celltrion Pharm Inc.	17,341	598
	Kolon Industries Inc.	16,996	595
	Paradise Co. Ltd.	42,319	594
*	NHN Corp.	9,361	588
	NongShim Co. Ltd.	3,045	586
	LEENO Industrial Inc.	8,656	586
	Doosan Bobcat Inc.	22,711	584
	SFA Engineering Corp.	17,201	581
	SK Materials Co. Ltd.	4,458	581
*	Pan Ocean Co. Ltd.	174,982	577
	SK Networks Co. Ltd.	136,911	566
	JB Financial Group Co. Ltd.	131,741	562
	Hanssem Co. Ltd.	9,207	545
*,^	SillaJen Inc.	49,811	532
	LS Corp.	16,043	529
*	Hyundai Rotem Co. Ltd.	44,988	527
	Hyundai Wia Corp.	14,846	527
	LOTTE Fine Chemical Co. Ltd.	16,051	519
	Chong Kun Dang Pharmaceutical Corp.	6,712	519
	Green Cross Corp.	5,030	516
	Ottogi Corp.	1,213	512
	JYP Entertainment Corp.	24,900	508
*	Doosan Infracore Co. Ltd.	124,284	506
	F&F Co. Ltd.	5,954	501
	LG Electronics Inc. Preference Shares	22,793	498
^	HDC Hyundai Development Co-Engineering & Construction	28,609	496
	Hyosung Corp.	8,357	496
*	Genexine Co. Ltd.	11,666	489
*	Doosan Heavy Industries & Construction Co. Ltd.	107,973	489
^	Kolmar Korea Co. Ltd.	13,556	474
	Hyundai Motor Co. Preference Shares	7,755	473
	NICE Information Service Co. Ltd.	31,648	441
	Hanwha Life Insurance Co. Ltd.	254,661	434
	Chabiotech Co. Ltd.	39,156	433
	Green Cross Holdings Corp.	25,345	432
*,^	G-treeBNT Co. Ltd.	19,568	431
	Seoul Semiconductor Co. Ltd.	35,617	422
	Taeyoung Engineering & Construction Co. Ltd.	36,817	422
*	SM Entertainment Co. Ltd.	15,438	418
	Taekwang Industrial Co. Ltd.	526	410
	SKCKOLONPI Inc.	12,713	409
	Ssangyong Cement Industrial Co. Ltd.	98,837	407
^	SK Chemicals Co. Ltd.	8,403	405
	Dongjin Semichem Co. Ltd.	27,965	404
*	Kumho Tire Co. Inc.	126,346	403
	HS Industries Co. Ltd.	42,868	403

	Hyundai Greenfood Co. Ltd.	46,379	398
	Dongsuh Cos. Inc.	29,141	396
	Hyosung TNC Co. Ltd.	2,873	395
	Daewoong Pharmaceutical Co. Ltd.	4,009	393
*,^	Komipharm International Co. Ltd.	35,263	391
	Bukwang Pharmaceutical Co. Ltd.	33,470	381
*	BH Co. Ltd.	21,818	378
*	Medipost Co. Ltd.	13,887	374
*	Yungjin Pharmaceutical Co. Ltd.	80,680	373
	Shinsegae International Inc.	2,192	371
*	Studio Dragon Corp.	5,425	369
*	CrystalGenomics Inc.	34,133	352
	NICE Holdings Co. Ltd.	18,914	351
	Hyundai Home Shopping Network Corp.	5,519	346
	Daeduck Electronics Co.	45,878	346
	Lotte Chilsung Beverage Co. Ltd.	3,333	344
^	Cosmax Inc.	6,083	344
	DoubleUGames Co. Ltd.	8,746	343
	Hanmi Science Co. ltd	12,816	343
	Huchems Fine Chemical Corp.	21,008	342
*	Asiana Airlines Inc.	90,586	342
*	Osstem Implant Co. Ltd.	9,684	341
	Ecopro BM Co. Ltd.	7,801	340
*	Foosung Co. Ltd.	48,342	337
	Daou Technology Inc.	22,622	336
	Dong-A ST Co. Ltd.	4,294	336
	Partron Co. Ltd.	36,471	336
	Daesang Corp.	18,967	331
*	Seegene Inc.	13,122	327
*	Oscotec Inc.	20,775	327
*	DIO Corp.	10,362	327
*	SFA Semicon Co. Ltd.	70,724	326
	DongKook Pharmaceutical Co. Ltd.	4,442	324
	ABLBio Inc.	22,373	323
*	Amicogen Inc.	16,523	321
*	Pharmicell Co. Ltd.	49,732	320
	Poongsan Corp.	18,735	318
	IS Dongseo Co. Ltd.	13,264	318
^	Lotte Tour Development Co. Ltd.	29,385	314
^	Samwha Capacitor Co. Ltd.	6,833	305
	Hanjin Transportation Co. Ltd.	10,901	300
	GS Home Shopping Inc.	2,746	299
	Hana Tour Service Inc.	7,997	298
	Ecopro Co. Ltd.	17,600	297
^	NEPES Corp.	15,269	296
	Doosan Co. Ltd.	5,646	295
	AfreecaTV Co. Ltd.	6,576	294
	Ahnlab Inc.	5,395	294
	JW Pharmaceutical Corp.	12,059	293
*,^	Ananti Inc.	39,104	293
	HDC Holdings Co. Ltd.	35,063	292
	Hyundai Bioscience Co. Ltd.	30,119	292
^,2	FIT Hon Teng Ltd.	944,000	290
	Handsome Co. Ltd.	12,677	289
	Sam Chun Dang Pharm Co. Ltd.	12,010	286
*,^	CMG Pharmaceutical Co. Ltd.	95,798	283
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,210	279

*,^	Enzychem Lifesciences Corp.	5,803	278
	Grand Korea Leisure Co. Ltd.	17,957	273
	Chongkundang Holdings Corp.	2,891	270
	Daishin Securities Co. Ltd.	30,433	269
	YG Entertainment Inc.	10,297	269
	Silicon Works Co. Ltd.	8,702	266
	L&F Co. Ltd.	14,074	265
	TES Co. Ltd.	13,639	265
*	Duk San Neolux Co. Ltd.	11,208	262
	Young Poong Corp.	499	261
	LOTTE Himart Co. Ltd.	11,711	261
	Advanced Process Systems Corp.	10,636	261
	Dawonsys Co. Ltd.	18,778	259
^	Hyundai Construction Equipment Co. Ltd.	11,755	259
	Hankook Technology Group Co. Ltd.	23,166	257
	Ilyang Pharmaceutical Co. Ltd.	12,833	257
*,^	Telcon RF Pharmaceutical Inc.	63,874	257
	Meritz Financial Group Inc.	28,438	254
	Samyang Holdings Corp.	5,466	254
	Orion Holdings Corp.	19,531	252
	Dentium Co. Ltd.	6,226	252
	CJ CGV Co. Ltd.	11,578	252
	Mirae Asset Life Insurance Co. Ltd.	71,299	250
	Korea Real Estate Investment & Trust Co. Ltd.	148,501	249
^	Jeil Pharma Holdings Inc.	18,516	247
§	Caregen Co. Ltd.	3,866	246
*	Hyosung Advanced Materials Corp.	2,948	244
*	LegoChem Biosciences Inc.	6,889	241
*	Sangsangin Co. Ltd.	35,699	238
*	Innox Advanced Materials Co. Ltd.	5,982	234
	Halla Holdings Corp.	6,688	234
	Doosan Solus Co. Ltd.	10,850	233
	LG Hausys Ltd.	5,708	233
*,^	Feelux Co. Ltd.	45,049	232
	LIG Nex1 Co. Ltd.	9,956	231
	Dong-A Socio Holdings Co. Ltd.	2,924	229
*	Dongkuk Steel Mill Co. Ltd.	56,074	229
	Nexen Tire Corp.	33,646	228
	LG International Corp.	22,442	226
	Huons Co. Ltd.	5,648	224
	Dongwon Industries Co. Ltd.	1,318	223
	Mcnex Co. Ltd.	7,663	222
*	Cafe24 Corp.	5,431	221
	Korea Petrochemical Ind Co. Ltd.	2,860	221
	Korea Electric Terminal Co. Ltd.	6,929	221
	Maeil Dairies Co. Ltd.	2,908	220
*	iNtRON Biotechnology Inc.	22,745	220
^	Daea TI Co. Ltd.	56,526	218
	S&T Motiv Co. Ltd.	6,688	218
	LF Corp.	17,276	216
	Mirae Asset Daewoo Co. Ltd. Preference Shares	67,682	214
*,^	KH Vatec Co. Ltd.	12,932	212
	Sebang Global Battery Co. Ltd.	7,567	212
	Binggrae Co. Ltd.	4,774	211
	Kumho Industrial Co. Ltd.	26,523	209
	SL Corp.	14,880	207
*	Naturecell Co. Ltd.	42,227	206

	Hyosung Chemical Corp.	2,095	206
	Hansae Co. Ltd.	15,881	200
	Dongsung Pharmaceutical Co. Ltd.	17,023	198
	ST Pharm Co. Ltd.	8,420	192
	Posco ICT Co. Ltd.	46,851	192
	Jeil Pharmaceutical Co. Ltd.	7,228	189
	Daewoong Co. Ltd.	19,750	188
	Dongwon F&B Co. Ltd.	1,066	186
	Harim Holdings Co. Ltd.	28,754	186
*	Webzen Inc.	15,384	186
	Wemade Co. Ltd.	7,044	185
	Hansol Paper Co. Ltd.	15,350	183
	Hanwha Corp. Preference Shares	17,053	182
	SK Discovery Co. Ltd.	9,328	181
	Eutilex Co. Ltd.	4,188	180
	Vieworks Co. Ltd.	6,028	179
*	Korea Line Corp.	10,517	179
	Lock&Lock Co. Ltd.	15,389	179
	KEPCO Engineering & Construction Co. Inc.	10,937	179
*	Yuanta Securities Korea Co. Ltd.	78,425	176
	Alteogen Inc.	3,342	175
	Jusung Engineering Co. Ltd.	30,541	174
*,^	Inscobee Inc.	74,054	173
	Youngone Holdings Co. Ltd.	4,975	173
	Tongyang Inc.	188,060	171
*,^	STCUBE	20,820	169
	SK Securities Co. Ltd.	349,472	169
*,^	Hyundai Electric & Energy System Co. Ltd.	20,603	168
	Green Cross Cell Corp.	5,374	167
	Cuckoo Homesys Co. Ltd.	5,254	167
	InBody Co. Ltd.	9,496	165
	Kuk-il Paper Manufacturing Co. Ltd.	38,410	165
	Songwon Industrial Co. Ltd.	15,189	165
*,^	CUROCOM Co. Ltd.	70,746	165
	Modetour Network Inc.	13,449	164
	Yuyang DNU Co. Ltd.	48,272	163
	Toptec Co. Ltd.	18,915	163
	iMarketKorea Inc.	20,930	162
*	Insun ENT Co. Ltd.	26,639	162
	Aekyung Industrial Co. Ltd.	6,277	157
*	Hansol Technics Co. Ltd.	21,614	156
*	NKMax Co. Ltd.	19,699	156
	Lotte Confectionery Co. Ltd.	1,357	156
^	KC Tech Co. Ltd.	8,979	152
*,^	Aprogen pharmaceuticals Inc.	138,409	151
*	Samsung Pharmaceutical Co. Ltd.	45,764	148
*,^	Peptron Inc.	13,183	148
^	ICD Co. Ltd.	11,473	148
*,^	Vidente Co. Ltd.	22,931	147
	OptoElectronics Solutions Co. Ltd.	4,207	147
*	Seobu T&D	23,925	147
	SPC Samlip Co. Ltd.	2,283	145
	i-SENS Inc.	7,553	145
	Namyang Dairy Products Co. Ltd.	415	143
	Kwang Dong Pharmaceutical Co. Ltd.	26,666	143
	Samchully Co. Ltd.	2,154	142
*,^	Able C&C Co. Ltd.	17,353	141

*	Neowiz	9,864	140
	JW Holdings Corp.	30,397	138
*	Wonik Holdings Co. Ltd.	31,912	138
	Hanwha General Insurance Co. Ltd.	69,810	136
	Korea Asset In Trust Co. Ltd.	55,393	136
*	KONA I Co. Ltd.	10,460	134
	Daekyo Co. Ltd.	27,547	131
*	Binex Co. Ltd.	21,825	131
	Hanil Cement Co. Ltd.	2,037	131
*	Hanwha Investment & Securities Co. Ltd.	81,162	130
	Samyang Corp.	3,651	129
	Hankook Shell Oil Co. Ltd.	505	127
	Sungwoo Hitech Co. Ltd.	41,909	126
	Youlchon Chemical Co. Ltd.	12,047	126
	Anterogen Co. Ltd.	4,515	125
	Sung Kwang Bend Co. Ltd.	15,908	125
^	Huons Global Co. Ltd.	4,917	124
	Daishin Securities Co. Ltd. Preference Shares	17,328	123
	AK Holdings Inc.	4,810	121
^	GOLFZON Co. Ltd.	2,573	121
	Seah Besteel Corp.	11,195	120
	KISWIRE Ltd.	8,000	120
	KCC Glass Corp.	4,189	120
	Namhae Chemical Corp.	18,610	120
	Kyobo Securities Co. Ltd.	16,417	119
	Lotte Food Co. Ltd.	393	118
*	Interflex Co. Ltd.	10,506	115
	Hancom Inc.	12,334	114
	Cuckoo Holdings Co. Ltd.	1,273	112
*	Taihan Electric Wire Co. Ltd.	222,236	111
	Eugene Investment & Securities Co. Ltd.	56,837	110
*	Hyosung Heavy Industries Corp.	5,826	109
*	Lutronic Corp.	17,457	108
	Dae Han Flour Mills Co. Ltd.	942	107
	LG HelloVision Co. Ltd.	25,075	107
	Kolmar Korea Holdings Co. Ltd.	5,952	105
	SK Gas Ltd.	1,639	103
	BGF Co. Ltd.	24,184	103
	INTOPS Co. Ltd.	11,234	103
^	TK Corp.	12,269	103
	KT Skylife Co. Ltd.	13,988	101
	NS Shopping Co. Ltd.	13,483	99
^	S&T Dynamics Co. Ltd.	17,575	96
*	Gamevil Inc.	4,143	96
	KC Co. Ltd.	7,211	96
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	95
	Doosan Fuel Cell Co. Ltd.	15,402	95
	Hyundai Corp.	7,187	94
	Tongyang Life Insurance Co. Ltd.	31,110	93
*,^	Esmo Corp.	81,779	93
*,^	Woongjin Thinkbig Co. Ltd.	49,302	91
	Muhak Co. Ltd.	13,199	91
*,^,§ Cellumed Co. Ltd.		17,851	90
*,^	Homecast Co. Ltd.	27,476	89
*	Hansol Holdings Co. Ltd.	30,188	88
*,^	Coreana Cosmetics Co. Ltd.	22,740	88
	Sindoh Co. Ltd.	3,064	87

*	SBS Media Holdings Co. Ltd.			48,955	84
	Hyundai Livart Furniture Co. Ltd.			8,950	83
	E1 Corp.			2,215	82
^	CJ CheilJedang Corp. Preference Shares			947	81
	DB Financial Investment Co. Ltd.			24,758	80
*	Agabang&Company			22,329	80
	KISCO Corp.			21,795	79
	CJ Freshway Corp.			3,686	79
	Humedix Co. Ltd.			4,683	78
	Sam Young Electronics Co. Ltd.			11,192	78
*	Eusu Holdings Co. Ltd.			14,549	76
*,^	Lumens Co. Ltd.			37,737	75
*,^	GNCO Co. Ltd.			65,482	75
	Kolon Corp.			5,422	69
*,^	COSON Co. Ltd.			13,992	67
*	KTB Investment & Securities Co. Ltd.			37,203	66
*	Ssangyong Motor Co.			40,269	65
	Cell Biotech Co. Ltd.			4,631	64
	Interpark Holdings Corp.			36,083	61
	Byucksan Corp.			41,431	58
	Hanil Holdings Co. Ltd.			1,818	58
*	Humax Co. Ltd.			14,878	57
	SeAH Steel Corp.			1,204	53
	It's Hanbul Co. Ltd.			3,481	51
*	Taewoong Co. Ltd.			8,132	50
*	Jenax Inc.			6,014	45
	COSMAX NBT Inc.			7,312	40
	Cosmax BTI Inc			4,014	39
	SeAH Steel Holdings Corp.			1,040	35
	HDC Hyundai Development Co-Engineering & Construction Rights Exp.
	03/06/2020			14,307	33
*	Leaders Cosmetics Co. Ltd.			7,644	31
					721,179
Total Common Stocks (Cost $7,159,528)					6,621,994
		Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (1.0%)
3,4 Vanguard Market Liquidity Fund		1.531%		668,659	66,879

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	1.531%	2/13/20	2,800	2,799
Total Temporary Cash Investments (Cost $69,671)					69,678
Total Investments (100.5%) (Cost $7,229,199)					6,691,672
Other Assets and Liabilities-Net (-0.5%)4					(33,432)
Net Assets (100%)					6,658,240

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,565,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $25,095,000, representing 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $53,764,000 was received for securities on loan.
5 Securities with a value of $2,018,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000

					Number of		Value and
					Long		Unrealized
					(Short)	Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index			March 2020		187	28,976	(917)
S&P ASX 200 Index			March 2020		86	10,008	189
KOSPI 200 Index			March 2020		86	5,144	(84)
E-mini S&P 500 Index			March 2020		12	1,934	(61)
							(873)

Forward Currency Contracts

Contract						Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank
plc	4/2/20	JPY	1,868,703	USD	17,316	—	(9)
JPMorgan
Chase Bank,
N.A.	4/2/20	JPY	932,310	USD	8,545	89	—
BNP Paribas	4/2/20	AUD	11,135	USD	7,669	—	(206)
Morgan
Stanley
Capital
Services LLC	4/2/20	AUD	7,549	USD	5,255	—	(196)
Morgan
Stanley
Capital
Services LLC	4/2/20	JPY	569,910	USD	5,229	49	—
Bank of
America, N.A.	4/2/20	AUD	3,164	USD	2,168	—	(48)
Barclays Bank
plc	4/2/20	AUD	2,346	USD	1,615	—	(43)
Goldman Sachs
International	4/2/20	AUD	1,230	USD	843	—	(19)
Goldman Sachs
International	4/2/20	USD	8,485	AUD	12,267	264	—
Goldman Sachs
International	4/2/20	USD	4,698	JPY	511,239	—	(36)

Pacific Stock Index Fund

402	(557)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to

Pacific Stock Index Fund

fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1	6,619,824	2,169
Temporary Cash Investments	66,879	2,799	—
Futures Contracts—Assets[1]	207	—	—
Futures Contracts—Liabilities[1]	(831)	—	—
Forward Currency Contracts—Assets	—	402	—
Forward Currency Contracts—Liabilities	—	(557)	—
Total	66,256	6,622,468	2,169
1 Represents variation margin on the last day of the reporting period.

Pacific Stock Index Fund